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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

ING Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 63.1%
		Consumer Discretionary: 7.8%
331		Aaron’s, Inc.	$9,205	0.0
1,508		Abercrombie & Fitch Co.	51,151	0.0
808		American Eagle Outfitters	17,033	0.0
300	@	Autonation, Inc.	13,101	0.0
7,997		Bayerische Motoren Werke AG	586,417	0.1
4,725		Best Buy Co., Inc.	81,223	0.0
13,408		Brinker International, Inc.	473,302	0.1
3,177		Cablevision Systems Corp.	50,355	0.0
3,275	@	Carmax, Inc.	92,682	0.0
52,600		CBS Corp. - Class B	1,910,958	0.4
907		Chico’s FAS, Inc.	16,426	0.0
441		Choice Hotels International, Inc.	14,108	0.0
312		Clear Channel Outdoor Holdings, Inc.	1,866	0.0
91,507		Comcast Corp. — Class A	3,273,205	0.6
268	@, L	Deckers Outdoor Corp.	9,820	0.0
41,558	@	Delphi Automotive PLC	1,288,298	0.3
1,203	L	DeVry, Inc.	27,380	0.0
542		Dillard’s, Inc.	39,197	0.0
22,720	@	Discovery Communications, Inc. - Class A	1,354,794	0.3
822		Dish Network Corp. - Class A	25,161	0.0
4,519		D.R. Horton, Inc.	93,272	0.0
1,247	@	DreamWorks Animation SKG, Inc.	23,980	0.0
145,200	#, @	Dynam Japan Holdings Co. Ltd.	260,662	0.1
115,200	L	Esprit Holdings Ltd.	176,571	0.0
603		Expedia, Inc.	34,878	0.0
56,885		Foot Locker, Inc.	2,019,417	0.4
2,264	L	GameStop Corp.	47,544	0.0
4,175		Gannett Co., Inc.	74,106	0.0
34,690		Gap, Inc.	1,241,208	0.2
1,774	L	Garmin Ltd.	74,047	0.0
10,200		Grupo Televisa SAB ADR	239,802	0.1
1,190		Guess ?, Inc.	30,250	0.0
1,858		H&R Block, Inc.	32,199	0.0
22,530		Harley-Davidson, Inc.	954,596	0.2
1,254		Harman International Industries, Inc.	57,885	0.0
206		Hasbro, Inc.	7,863	0.0
17,450		Home Depot, Inc.	1,053,456	0.2
100	@	HomeAway, Inc.	2,345	0.0
17,100		Honda Motor Co., Ltd.	528,482	0.1
800	@	Hyatt Hotels Corp.	32,120	0.0
1,352		Hyundai Mobis	375,863	0.1
3,058		Hyundai Motor Co.	689,754	0.1
2,168		International Game Technology	28,379	0.0
7,307		Interpublic Group of Cos., Inc.	81,254	0.0
1,092		Jarden Corp.	57,701	0.0
2,800	L	JC Penney Co., Inc.	68,012	0.0
490		John Wiley & Sons, Inc.	22,516	0.0
5,226		Kia Motors Corp.	324,709	0.1
3,974		Kohl’s Corp.	203,548	0.0
194	@	Lamar Advertising Co.	7,190	0.0
1,771		Lear Corp.	66,926	0.0
2,492		Leggett & Platt, Inc.	62,425	0.0
2,839	L	Lennar Corp.	98,712	0.0
8,400	@	Liberty Media Corp. - Interactive	155,400	0.0
15,941	@	Liberty Media Corp. - Liberty Capital	1,660,574	0.3
439	@	Liberty Ventures	21,792	0.0
18,580	@, L	Lions Gate Entertainment Corp.	283,717	0.1
60,909		Lowe’s Cos., Inc.	1,841,888	0.4
77,721		Macy’s, Inc.	2,923,864	0.6
7,760	@	The Madison Square Garden, Inc.	312,495	0.1
364		Marriott International, Inc.	14,232	0.0
1,369		Mattel, Inc.	48,572	0.0
7,063	@	MGM Resorts International	75,927	0.0
35,582	@	Michael Kors Holdings Ltd.	1,892,251	0.4
1,000	@	Mohawk Industries, Inc.	80,020	0.0
7,757		Naspers Ltd.	481,105	0.1
56,550		Newell Rubbermaid, Inc.	1,079,540	0.2
81,900		Nissan Motor Co., Ltd.	697,026	0.1
11	@	NVR, Inc.	9,289	0.0
1,115	@	Penn National Gaming, Inc.	48,057	0.0
16,800		Petsmart, Inc.	1,158,864	0.2
740	@	Priceline.com, Inc.	457,860	0.1
6,003	@	Pulte Homes, Inc.	93,047	0.0
100		PVH Corp.	9,372	0.0
1,000	L	Regal Entertainment Group	14,070	0.0
13,368		Renault S.A.	626,373	0.1
7,690		Ross Stores, Inc.	496,774	0.1
2,656		Royal Caribbean Cruises Ltd.	80,238	0.0
100	@	Sally Beauty Holdings, Inc.	2,509	0.0
9,390		Scripps Networks Interactive - Class A	574,950	0.1
657	@	Sears Holding Corp.	36,457	0.0
3,858		Service Corp. International	51,929	0.0
15,313		Signet Jewelers Ltd.	746,662	0.1
5,400		Six Flags Entertainment Corp.	317,520	0.1
12,089		Staples, Inc.	139,265	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
37,235		Starbucks Corp.	$1,889,676	0.4
723		Thor Industries, Inc.	26,259	0.0
373		Tiffany & Co.	23,081	0.0
2,522	@	Toll Brothers, Inc.	83,806	0.0
1,767	@	TRW Automotive Holdings Corp.	77,236	0.0
5,260		Ulta Salon Cosmetics & Fragrance, Inc.	506,564	0.1
900	@	Visteon Corp.	40,014	0.0
12,820		Walt Disney Co.	670,230	0.1
78	L	Washington Post	28,316	0.0
5,148		Wendy’s Company	23,423	0.0
1,356		Whirlpool Corp.	112,426	0.0
714		Williams-Sonoma, Inc.	31,395	0.0
37,803		WPP PLC	514,911	0.1
45,733		Wyndham Worldwide Corp.	2,400,068	0.5
117,200		Yue Yuen Industrial Holdings	393,041	0.1
			41,659,439	7.8
		Consumer Staples: 5.2%
44,717		Altria Group, Inc.	1,493,101	0.3
1,818		Avon Products, Inc.	28,997	0.0
33,276		Beam, Inc.	1,914,701	0.4
13,000		BRF - Brasil Foods SA ADR	224,900	0.1
349		Brown-Forman Corp.	22,772	0.0
2,561		Bunge Ltd.	171,715	0.0
688		Campbell Soup Co.	23,956	0.0
946		Church & Dwight Co., Inc.	51,075	0.0
14,900		Cia de Bebidas das Americas ADR	570,223	0.1
2,142		Clorox Co.	154,331	0.0
134,199		Coca-Cola Enterprises, Inc.	4,196,403	0.8
7,288		ConAgra Foods, Inc.	201,076	0.1
2,589	@	Constellation Brands, Inc.	83,754	0.0
22,986		Costco Wholesale Corp.	2,301,473	0.4
482	@	Dean Foods Co.	7,881	0.0
1,148		Energizer Holdings, Inc.	85,652	0.0
9,130		Estee Lauder Cos., Inc.	562,134	0.1
3,900		Fomento Economico Mexicano SAB de CV ADR	358,722	0.1
391	@, L	Green Mountain Coffee Roasters, Inc.	9,286	0.0
300		Hillshire Brands Co.	8,034	0.0
2,116		HJ Heinz Co.	118,390	0.0
1,060		Hormel Foods Corp.	30,995	0.0
14,002		Imperial Tobacco Group PLC	518,728	0.1
1,068		Ingredion, Inc.	58,911	0.0
32,400		Japan Tobacco, Inc.	969,853	0.2
27,057		JM Smucker Co.	2,335,831	0.4
4,150		Mead Johnson Nutrition Co.	304,112	0.1
2,248		Molson Coors Brewing Co.	101,272	0.0
25,999	@	Monster Beverage Corp.	1,408,106	0.3
14,442		Nestle S.A.	911,252	0.1
39,738		Philip Morris International, Inc.	3,574,036	0.7
982	@	Ralcorp Holdings, Inc.	71,686	0.0
3,682	L	Safeway, Inc.	59,243	0.0
17,400		Seven & I Holdings Co., Ltd.	533,194	0.1
2,677	@	Smithfield Foods, Inc.	52,603	0.0
140,522		Tesco PLC	754,607	0.1
5,099		Tyson Foods, Inc.	81,686	0.0
27,524		Unilever NV	976,167	0.2
23,580		Wal-Mart Stores, Inc.	1,740,204	0.3
11,700		Whole Foods Market, Inc.	1,139,580	0.2
			28,210,642	5.2
		Energy: 7.2%
4,047	@	Alpha Natural Resources, Inc.	26,589	0.0
717	@	Atwood Oceanics, Inc.	32,588	0.0
14,900		BP PLC ADR	631,164	0.1
36,187	@	Cameron International Corp.	2,029,005	0.4
1,185	@	Cheniere Energy, Inc.	18,427	0.0
11,620		Chesapeake Energy Corp.	219,269	0.1
332,000		China Petroleum & Chemical Corp.	307,959	0.1
67,500		China Shenhua Energy Co., Ltd.	260,827	0.0
1,505		Cimarex Energy Co.	88,118	0.0
354,000		CNOOC Ltd.	718,740	0.1
200	@	Cobalt International Energy, Inc.	4,454	0.0
3,992		Consol Energy, Inc.	119,960	0.0
38,355	@	Denbury Resources, Inc.	619,817	0.1
6,164		Diamond Offshore Drilling	405,653	0.1
15,196		EnCana Corp.	333,096	0.1
36,207	L	ENI S.p.A.	793,783	0.1
13,840	@	Ensco PLC	755,110	0.1
18,447		EOG Resources, Inc.	2,066,986	0.4
2,310		EQT Corp.	136,290	0.0
2,276	L	EXCO Resources, Inc.	18,231	0.0
83,804		ExxonMobil Corp.	7,663,876	1.4
105,600		Gazprom OAO ADR	1,059,168	0.2
78,281		Halliburton Co.	2,637,287	0.5
1,312		Helmerich & Payne, Inc.	62,464	0.0
3,629		HollyFrontier Corp.	149,769	0.0
69		Inpex Holdings, Inc.	410,188	0.1
28	@	Laredo Petroleum Holdings, Inc.	615	0.0
10,100		Lukoil OAO ADR	622,160	0.1
5,978		Marathon Petroleum Corp.	326,339	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Energy (continued)
4,188	@	McDermott International, Inc.	$51,177	0.0
3,407		Murphy Oil Corp.	182,922	0.0
5,092	@	Nabors Industries Ltd.	71,441	0.0
25,768		National Oilwell Varco, Inc.	2,064,275	0.4
2,366	@	Newfield Exploration Co.	74,103	0.0
2,427		Noble Energy, Inc.	225,007	0.1
1,800		NovaTek OAO GDR	213,693	0.0
10,840	@	Oasis Petroleum, Inc.	319,455	0.1
130	@	Oil States International, Inc.	10,330	0.0
2,700		Patterson-UTI Energy, Inc.	42,768	0.0
4,780		Peabody Energy Corp.	106,546	0.0
418,000		PetroChina Co., Ltd.	540,401	0.1
41,700		Petroleo Brasileiro SA ADR	920,319	0.2
373		Pioneer Natural Resources Co.	38,941	0.0
2,262	@	Plains Exploration & Production Co.	84,757	0.0
3,130		QEP Resources, Inc.	99,096	0.0
26,579		Range Resources Corp.	1,857,075	0.4
61,651	@	Rowan Companies PLC	2,081,954	0.4
19,151		Royal Dutch Shell PLC - Class A ADR	1,329,271	0.3
61,849		Royal Dutch Shell PLC - Class A	2,143,446	0.4
8,697	@	SandRidge Energy, Inc.	60,618	0.0
10,865		Sasol Ltd.	484,467	0.1
214	@	SEACOR Holdings, Inc.	17,839	0.0
200		SM Energy Co.	10,822	0.0
4,006	@	Southwestern Energy Co.	139,329	0.0
18,116		Statoil ASA ADR	467,212	0.1
30,107		Statoil ASA	776,959	0.1
256		Sunoco, Inc.	11,988	0.0
2,799	@	Superior Energy Services	57,435	0.0
3,048		Technip S.A.	338,668	0.1
667		Teekay Corp.	20,810	0.0
2,463		Tesoro Corp.	103,200	0.0
900		Tidewater, Inc.	43,677	0.0
17,441		Total S.A.	867,688	0.2
2,717	@	Ultra Petroleum Corp.	59,720	0.0
893	@	Unit Corp.	37,060	0.0
9,700		Valero Energy Corp.	307,296	0.1
1,771	@	Whiting Petroleum Corp.	83,910	0.0
899		World Fuel Services Corp.	32,013	0.0
3,533	@	WPX Energy, Inc.	58,612	0.0
			38,954,232	7.2
		Financials: 11.3%
4,740	@	Affiliated Managers Group, Inc.	583,020	0.1
129,900		AIA Group Ltd.	481,336	0.1
722	@	Alexander & Baldwin, Inc.	21,321	0.0
1,090		Alexandria Real Estate Equities, Inc.	80,137	0.0
298	@	Alleghany Corp.	102,792	0.0
19,037	L	AllianceBernstein Holding LP	293,360	0.1
328	@	Allied World Assurance Co. Holdings Ltd.	25,338	0.0
1,455		American Campus Communities, Inc.	63,845	0.0
5,993		American Capital Agency Corp.	207,298	0.1
5,911	@	American Capital Ltd.	67,031	0.0
1,520		American Financial Group, Inc.	57,608	0.0
100		American National Insurance	7,183	0.0
29,920		Ameriprise Financial, Inc.	1,696,165	0.3
17,098		Annaly Capital Management, Inc.	287,930	0.1
5,240	@	Aon PLC	274,000	0.1
702		Apartment Investment & Management Co.	18,245	0.0
2,112	@	Arch Capital Group Ltd.	88,028	0.0
3,944		Ares Capital Corp.	67,600	0.0
1,297		Aspen Insurance Holdings Ltd.	39,546	0.0
3,156		Associated Banc-Corp.	41,564	0.0
1,427		Assurant, Inc.	53,227	0.0
2,964		Assured Guaranty Ltd.	40,370	0.0
1,673		AvalonBay Communities, Inc.	227,511	0.1
56,807		AXA S.A.	845,724	0.2
14,911		Axis Capital Holdings Ltd.	520,692	0.1
37,900		Banco Bradesco SA ADR	609,053	0.1
1,492,000		Bank of China Ltd.	564,765	0.1
837		Bank of Hawaii Corp.	38,184	0.0
631		BankUnited, Inc.	15,529	0.0
277,068		Barclays PLC	962,151	0.2
19,177		BB&T Corp.	635,909	0.1
2,740		BioMed Realty Trust, Inc.	51,293	0.0
3,540		Blackrock, Inc.	631,182	0.1
38,231		Blackstone Group LP	545,939	0.1
16,046		BNP Paribas	760,758	0.1
468		BOK Financial Corp.	27,659	0.0
2,185		Boston Properties, Inc.	241,683	0.1
2,600		Brandywine Realty Trust	31,694	0.0
1,009		BRE Properties, Inc.	47,312	0.0
1,893		Brown & Brown, Inc.	49,350	0.0
360		Camden Property Trust	23,216	0.0
4,263		CapitalSource, Inc.	32,314	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
2,975		Capitol Federal Financial, Inc.	$35,581	0.0
2,642		CBL & Associates Properties, Inc.	56,380	0.0
218		CBOE Holdings, Inc.	6,414	0.0
18,251		Chimera Investment Corp.	49,460	0.0
1,430,000		China Construction Bank	986,257	0.2
148,000		China Life Insurance Co., Ltd.	426,025	0.1
189,500		China Overseas Land & Investment Ltd.	477,580	0.1
2,563		Cincinnati Financial Corp.	97,112	0.0
3,523	@	CIT Group, Inc.	138,771	0.0
48,670		Citigroup, Inc.	1,592,482	0.3
847		City National Corp.	43,629	0.0
500		CNA Financial Corp.	13,400	0.0
3,451		Comerica, Inc.	107,154	0.0
1,335		Commerce Bancshares, Inc.	53,841	0.0
1,519		CommonWealth REIT	22,117	0.0
1,324		Corporate Office Properties Trust SBI MD	31,736	0.0
936		Cullen/Frost Bankers, Inc.	53,754	0.0
42,984	@	Danske Bank A/S	774,647	0.1
3,868		DDR Corp.	59,412	0.0
3,230		Digital Realty Trust, Inc.	225,615	0.1
2,481		Douglas Emmett, Inc.	57,237	0.0
4,735		Duke Realty Corp.	69,604	0.0
5,252	@	E*Trade Financial Corp.	46,270	0.0
2,569		East-West Bancorp., Inc.	54,257	0.0
716		Endurance Specialty Holdings Ltd.	27,566	0.0
9,263		Entertainment Properties Trust	411,555	0.1
133		Equity Lifestyle Properties, Inc.	9,060	0.0
926		Everest Re Group Ltd.	99,045	0.0
708		Extra Space Storage, Inc.	23,541	0.0
253		Federal Realty Investment Trust	26,641	0.0
300		Federated Investors, Inc.	6,207	0.0
3,908		Fidelity National Financial, Inc.	83,592	0.0
163,492		Fifth Third Bancorp.	2,535,761	0.5
93		First Citizens BancShares, Inc.	15,150	0.0
4,641		First Horizon National Corp.	44,693	0.0
6,186		First Niagara Financial Group, Inc.	50,045	0.0
1,813		First Republic Bank	62,476	0.0
2,573	@	Forest City Enterprises, Inc.	40,782	0.0
3,642		Fulton Financial Corp.	35,910	0.0
9,264		General Growth Properties, Inc.	180,463	0.1
8,918	@	Genworth Financial, Inc.	46,641	0.0
452		Hanover Insurance Group, Inc.	16,842	0.0
7,735		Hartford Financial Services Group, Inc.	150,368	0.0
1,737		Hatteras Financial Corp.	48,966	0.0
1,799		HCC Insurance Holdings, Inc.	60,968	0.0
6,844		HCP, Inc.	304,421	0.1
4,020		Health Care Real Estate Investment Trust, Inc.	232,155	0.1
417		Home Properties, Inc.	25,550	0.0
2,196		Hospitality Properties Trust	52,221	0.0
12,616		Host Hotels & Resorts, Inc.	202,487	0.1
505	@	Howard Hughes Corp.	35,880	0.0
108,431		HSBC Holdings PLC	1,007,301	0.2
9,381		Hudson City Bancorp., Inc.	74,673	0.0
15,170		Huntington Bancshares, Inc.	104,673	0.0
8,500		ICICI Bank Ltd. ADR	341,190	0.1
1,291,000		Industrial and Commercial Bank of China Ltd.	757,533	0.1
700		Interactive Brokers Group, Inc.	9,814	0.0
7,864	@	Invesco Ltd.	196,521	0.1
45,200		Itau Unibanco Holding SA ADR	690,656	0.1
3,421		Janus Capital Group, Inc.	32,294	0.0
2,600		Jefferies Group, Inc.	35,594	0.0
778		Jones Lang LaSalle, Inc.	59,400	0.0
71,391		JPMorgan Chase & Co.	2,889,908	0.6
7,280		KB Financial Group, Inc.	258,043	0.0
29,319		KBC Groep NV	704,123	0.1
906		Kemper Corp.	27,823	0.0
72,362		Keycorp	632,444	0.1
1,122		Kilroy Realty Corp.	50,243	0.0
7,138		Kimco Realty Corp.	144,687	0.0
305,202		Legal & General Group PLC	651,579	0.1
2,478		Legg Mason, Inc.	61,157	0.0
2,680		Leucadia National Corp.	60,970	0.0
1,841		Liberty Property Trust	66,718	0.0
5,009		Lincoln National Corp.	121,168	0.0
1,368,914	@	Lloyds TSB Group PLC	861,949	0.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Financials (continued)
100		LPL Financial Holdings, Inc.	$2,854	0.0
2,221		M&T Bank Corp.	211,350	0.1
2,326		Macerich Co.	133,117	0.0
1,593		Mack-Cali Realty Corp.	42,374	0.0
173	@	Markel Corp.	79,319	0.0
6,290		Marsh & McLennan Cos., Inc.	213,420	0.1
2,601	@	MBIA, Inc.	26,348	0.0
500		Mercury General Corp.	19,325	0.0
6,344		MFA Mortgage Investments, Inc.	53,924	0.0
43		Mid-America Apartment Communities, Inc.	2,808	0.0
20,711		Nasdaq Stock Market, Inc.	482,463	0.1
7,600	L	National Bank Of Canada	575,160	0.1
1,902		National Retail Properties, Inc.	58,011	0.0
7,703	L	New York Community Bancorp., Inc.	109,074	0.0
3,783		Northern Trust Corp.	175,588	0.0
4,458		NYSE Euronext	109,890	0.0
4,707		Old Republic International Corp.	43,775	0.0
4,950		ORIX Corp.	495,790	0.1
77,500		Oversea-Chinese Banking Corp.	587,773	0.1
1,133		PartnerRe Ltd.	84,159	0.0
4,952		People’s United Financial, Inc.	60,117	0.0
3,031		Piedmont Office Realty Trust, Inc.	52,558	0.0
37,000		Ping An Insurance Group Co. of China Ltd.	276,823	0.1
8,985		PNC Financial Services Group, Inc.	566,953	0.1
1,866	@	Popular, Inc.	32,524	0.0
586		Post Properties, Inc.	28,105	0.0
5,266		Principal Financial Group, Inc.	141,866	0.0
546		ProAssurance Corp.	49,380	0.0
10,721		Progressive Corp.	222,354	0.1
8,077		ProLogis, Inc.	282,937	0.1
1,489		Protective Life Corp.	39,027	0.0
35,518		Prudential Financial, Inc.	1,936,086	0.4
72,719		Prudential PLC	944,279	0.2
1,996		Raymond James Financial, Inc.	73,153	0.0
468		Rayonier, Inc.	22,937	0.0
2,342		Realty Income Corp.	95,764	0.0
658		Regency Centers Corp.	32,064	0.0
24,777		Regions Financial Corp.	178,642	0.1
19,818		Reinsurance Group of America, Inc.	1,146,868	0.2
921		RenaissanceRe Holdings Ltd.	70,954	0.0
1,565		Retail Properties of America, Inc.	17,716	0.0
42,800		Sberbank of Russia ADR	502,044	0.1
2,998		Senior Housing Properties Trust	65,296	0.0
8,460		Shinhan Financial Group Co., Ltd.	287,543	0.1
716	@	Signature Bank	48,029	0.0
1,574		SL Green Realty Corp.	126,030	0.0
8,556		SLM Corp.	134,500	0.0
20,224	@	Societe Generale	573,106	0.1
1,059	@	St. Joe Co.	20,650	0.0
815		Stancorp Financial Group, Inc.	25,461	0.0
23,684		Standard Bank Group Ltd.	300,870	0.1
35,000		Sumitomo Mitsui Financial Group, Inc.	1,090,537	0.2
29,641		SunTrust Bank	837,951	0.2
787	@	SVB Financial Group	47,582	0.0
14,265		Synovus Financial Corp.	33,808	0.0
11,800		Tanger Factory Outlet Centers, Inc.	381,494	0.1
720		Taubman Centers, Inc.	55,246	0.0
2,943		TCF Financial Corp.	35,139	0.0
4,122		TD Ameritrade Holding Corp.	63,355	0.0
1,500	@	TFS Financial Corp.	13,605	0.0
41,300		Tokio Marine Holdings, Inc.	1,050,944	0.2
1,728		Torchmark Corp.	88,733	0.0
21,506		Travelers Cos., Inc.	1,468,000	0.3
20,450		UDR, Inc.	507,569	0.1
44,800		United Overseas Bank Ltd.	714,426	0.1
5,016		UnumProvident Corp.	96,408	0.0
69,510		US Bancorp.	2,384,193	0.5
1,384	@	Validus Holdings Ltd.	46,931	0.0
3,579		Valley National Bancorp.	35,862	0.0
5,071		Ventas, Inc.	315,670	0.1
3,257		Vornado Realty Trust	263,980	0.1
1,939		Washington Federal, Inc.	32,343	0.0
19,499		Weingarten Realty Investors	548,117	0.1
107,269		Wells Fargo & Co.	3,703,999	0.7
27,444		Westpac Banking Corp.	703,688	0.1
6,412		Weyerhaeuser Co.	167,610	0.0
103,300		Wharf Holdings Ltd.	714,299	0.1
108	@	White Mountains Insurance Group Ltd.	55,441	0.0
1,947		WR Berkley Corp.	72,993	0.0
67,571		XL Group PLC	1,623,731	0.3
3,273		Zions Bancorp.	67,604	0.0
			60,689,460	11.3

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Health Care: 6.2%
46,791		Abbott Laboratories	$3,207,991	0.6
1,458	@	Alere, Inc.	28,416	0.0
7,400	@	Alexion Pharmaceuticals, Inc.	846,560	0.2
3,116	@	Allscripts Healthcare Solutions, Inc.	38,732	0.0
263	@	AMERIGROUP Corp.	24,046	0.0
5,561		Baxter International, Inc.	335,106	0.1
6,442		Bayer AG	553,945	0.1
4,440	@	Biogen Idec, Inc.	662,581	0.1
373	@	Bio-Rad Laboratories, Inc.	39,807	0.0
25,071	@	Boston Scientific Corp.	143,908	0.0
1,786	@	Brookdale Senior Living, Inc.	41,471	0.0
5,454		Cardinal Health, Inc.	212,542	0.1
3,894	@	CareFusion Corp.	110,551	0.0
330	@	Charles River Laboratories International, Inc.	13,068	0.0
5,058		Cigna Corp.	238,586	0.1
1,615	@	Community Health Systems, Inc.	47,061	0.0
11,901		Cooper Cos., Inc.	1,124,168	0.2
955	@	Covance, Inc.	44,589	0.0
2,354		Coventry Health Care, Inc.	98,138	0.0
25,042	@	Covidien PLC	1,487,996	0.3
1,396		Densply International, Inc.	53,243	0.0
799	@	Endo Pharmaceuticals Holdings, Inc.	25,344	0.0
24,482	@	Express Scripts Holding Co.	1,534,287	0.3
4,663	@	Forest Laboratories, Inc.	166,049	0.0
36,959	@	Gilead Sciences, Inc.	2,451,490	0.5
61,168		GlaxoSmithKline PLC	1,411,922	0.3
7,497		HCA Holdings, Inc.	249,275	0.1
4,712	@	Health Management Associates, Inc.	39,534	0.0
1,512	@	Health Net, Inc.	34,035	0.0
691	@	Henry Schein, Inc.	54,776	0.0
1,140		Hill-Rom Holdings, Inc.	33,128	0.0
4,642	@	Hologic, Inc.	93,954	0.0
2,898	@	Hospira, Inc.	95,112	0.0
2,863		Humana, Inc.	200,839	0.0
22,721		Johnson & Johnson	1,565,704	0.3
7,880	@	Laboratory Corp. of America Holdings	728,664	0.1
2,840	@	Life Technologies Corp.	138,819	0.0
900	@	LifePoint Hospitals, Inc.	38,502	0.0
875	@	Mednax, Inc.	65,144	0.0
11,022		Medtronic, Inc.	475,269	0.1
31,918		Merck & Co., Inc.	1,439,502	0.3
15,820	@	Mylan Laboratories	386,008	0.1
15,542		Novartis AG	951,225	0.2
2,008		Omnicare, Inc.	68,212	0.0
124		Patterson Cos., Inc.	4,246	0.0
2,025		PerkinElmer, Inc.	59,677	0.0
6,970		Perrigo Co.	809,705	0.2
168,531		Pfizer, Inc.	4,187,995	0.8
4,196	@, L	Qiagen NV	77,668	0.0
2,456		Quest Diagnostics	155,784	0.0
14,300		Resmed, Inc.	578,721	0.1
8,802		Roche Holding AG - Genusschein	1,646,385	0.3
6,200	@	Salix Pharmaceuticals Ltd.	262,508	0.1
14,805		Sanofi-Aventis	1,266,960	0.2
833	@	Sirona Dental Systems, Inc.	47,448	0.0
1,277		St. Jude Medical, Inc.	53,800	0.0
726		Teleflex, Inc.	49,978	0.0
7,067	@	Tenet Healthcare Corp.	44,310	0.0
1,498		Universal Health Services, Inc.	68,504	0.0
1,588	@	VCA Antech, Inc.	31,331	0.0
1,530	@	Waters Corp.	127,495	0.0
25,205	@	Watson Pharmaceuticals, Inc.	2,146,458	0.4
2,782		Zimmer Holdings, Inc.	188,119	0.0
			33,406,391	6.2
		Industrials: 6.4%
8,719		Acuity Brands, Inc.	551,826	0.1
2,076	@	Aecom Technology Corp.	43,928	0.0
1,706	@	AGCO Corp.	81,001	0.0
1,238	@	Air Lease Corp.	25,255	0.0
600		Alliant Techsystems, Inc.	30,066	0.0
45,564		Ametek, Inc.	1,615,244	0.3
1,838		Avery Dennison Corp.	58,485	0.0
7,660	@	BE Aerospace, Inc.	322,486	0.1
23,672		Boeing Co.	1,648,045	0.3
1,006		Carlisle Cos., Inc.	52,232	0.0
685		Chicago Bridge & Iron Co. NV	26,092	0.0
1,113		Cintas Corp.	46,134	0.0
500	@	CNH Global NV	19,385	0.0
628	@	Colfax Corp.	23,029	0.0
464		Con-way, Inc.	12,700	0.0
878	@	Cooper Industries PLC	65,903	0.0
100	@	Copa Holdings S.A.	8,127	0.0
1,755		Corrections Corp. of America	58,705	0.0
1,859		Covanta Holding Corp.	31,900	0.0
900		Crane Co.	35,937	0.0
14,910		Danaher Corp.	822,286	0.2
5,451	@	Delta Airlines, Inc.	49,931	0.0
43,811		Deutsche Post AG	855,879	0.2
33,012		Dover Corp.	1,963,884	0.4
288		Dun & Bradstreet Corp./The	22,931	0.0
5,925		Eaton Corp.	280,015	0.1
298	@	Engility Holdings, Inc.	5,498	0.0
17,242		Equifax, Inc.	803,132	0.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Industrials (continued)
15,664	L	European Aeronautic Defence and Space Co. NV	$496,469	0.1
3,384		Exelis, Inc.	34,991	0.0
375		Expeditors International Washington, Inc.	13,635	0.0
62,872		Fiat Industrial SpA	615,718	0.1
77		Flowserve Corp.	9,836	0.0
35,101		Fluor Corp.	1,975,484	0.4
2,368	@	Fortune Brands Home & Security, Inc.	63,960	0.0
891		Gardner Denver, Inc.	53,825	0.0
850		GATX Corp.	36,074	0.0
859	@	General Cable Corp.	25,237	0.0
23,592		General Dynamics Corp.	1,559,903	0.3
125,244		General Electric Co.	2,844,291	0.6
2,300	@	GrafTech International Ltd.	20,677	0.0
1,400		Harsco Corp.	28,742	0.0
1,981	@	Hertz Global Holdings, Inc.	27,199	0.0
187		Hubbell, Inc.	15,098	0.0
900	@	Huntington Ingalls Industries, Inc.	37,845	0.0
829		Hyundai Heavy Industries	186,608	0.0
1,204		IDEX Corp.	50,291	0.0
988		Ingersoll-Rand PLC	44,282	0.0
189		Iron Mountain, Inc.	6,447	0.0
1,297		ITT Corp.	26,135	0.0
2,264	@	Jacobs Engineering Group, Inc.	91,534	0.0
24,000		JGC Corp.	799,302	0.1
445		Kansas City Southern	33,722	0.0
400	@	KAR Auction Services, Inc.	7,896	0.0
2,612		KBR, Inc.	77,890	0.0
1,354		Kennametal, Inc.	50,206	0.0
263	@	Kirby Corp.	14,539	0.0
25,500	L	Komatsu Ltd.	499,798	0.1
1,710		L-3 Communications Holdings, Inc.	122,624	0.0
580		Manitowoc Co., Inc.	7,737	0.0
1,426		Manpower, Inc.	52,477	0.0
722		Matson, Inc.	15,097	0.0
161	@	MRC Global, Inc.	3,959	0.0
1,127	@	Navistar International Corp.	23,768	0.0
1,623	@	Nielsen Holdings NV	48,658	0.0
8,671		Nordson Corp.	508,294	0.1
1,663	@	Oshkosh Truck Corp.	45,616	0.0
2,162	@	Owens Corning, Inc.	72,341	0.0
4,843		Paccar, Inc.	193,841	0.1
28,666		Pall Corp.	1,820,004	0.4
1,459		Parker Hannifin Corp.	121,943	0.0
1,738		Pentair, Inc.	77,358	0.0
1,198	L	Pitney Bowes, Inc.	16,556	0.0
3,667	@	Quanta Services, Inc.	90,575	0.0
7,553		Regal-Beloit Corp.	532,335	0.1
5,320		Republic Services, Inc.	146,353	0.0
13,850		Roper Industries, Inc.	1,521,976	0.3
36,241		Koninklijke Philips Electronics NV	846,135	0.2
3,311	L	RR Donnelley & Sons Co.	35,097	0.0
931		Ryder System, Inc.	36,365	0.0
1,158	@	Shaw Group, Inc.	50,512	0.0
14,019		Siemens AG	1,402,188	0.3
828		Snap-On, Inc.	59,508	0.0
10,854		Southwest Airlines Co.	95,190	0.0
1,663	@	Spirit Aerosystems Holdings, Inc.	36,935	0.0
650		SPX Corp.	42,516	0.0
2,999		Stanley Black & Decker, Inc.	228,674	0.1
2,003	@	Terex Corp.	45,228	0.0
4,612		Textron, Inc.	120,696	0.0
1,416		Timken Co.	52,619	0.0
1,080		Towers Watson & Co.	57,294	0.0
7,334	@	TransDigm Group, Inc.	1,040,475	0.2
1,456		Trinity Industries, Inc.	43,636	0.0
604		Triumph Group, Inc.	37,768	0.0
7,890		Tyco International Ltd.	443,891	0.1
23,752		Union Pacific Corp.	2,819,362	0.5
1,347		URS Corp.	47,563	0.0
1,903	@	UTI Worldwide, Inc.	25,633	0.0
366	@	Verisk Analytics, Inc.	17,425	0.0
86	@	WABCO Holdings, Inc.	4,960	0.0
30,162		Waste Connections, Inc.	912,401	0.2
19,621	@	Wesco International, Inc.	1,122,321	0.2
2,899		Xylem, Inc.	72,910	0.0
			34,426,484	6.4
		Information Technology: 10.8%
7,430		Activision Blizzard, Inc.	83,810	0.0
248	@	Akamai Technologies, Inc.	9,489	0.0
2,962	@	Amdocs Ltd.	97,716	0.0
31,330		Analog Devices, Inc.	1,227,823	0.2
1,325	@	AOL, Inc.	46,680	0.0
15,558		Apple, Inc.	10,381,231	1.9
22,483		Applied Materials, Inc.	251,023	0.1
1,958	@	Arrow Electronics, Inc.	66,004	0.0
7,462	@	Atmel Corp.	39,250	0.0
18,000	@	Autodesk, Inc.	600,660	0.1
7,500		Automatic Data Processing, Inc.	439,950	0.1
265		Avago Technologies Ltd.	9,239	0.0
2,546	@	Avnet, Inc.	74,063	0.0
900		AVX Corp.	8,631	0.0
449	L	Booz Allen Hamilton Holding Corp.	6,219	0.0
8,153	@	Brocade Communications Systems, Inc.	48,225	0.0
5,870		CA, Inc.	151,241	0.0
11,700		Canon, Inc.	375,543	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Information Technology (continued)
57,100		Cisco Systems, Inc.	$1,090,039	0.2
16,850	@	Citrix Systems, Inc.	1,290,205	0.3
16,200	@	Cognizant Technology Solutions Corp.	1,132,704	0.2
2,724		Computer Sciences Corp.	87,740	0.0
3,789	@	Compuware Corp.	37,549	0.0
1,838	@	CoreLogic, Inc.	48,762	0.0
2,065	@, L	Cree, Inc.	52,720	0.0
1,152		Cypress Semiconductor Corp.	12,350	0.0
1,068		Diebold, Inc.	36,002	0.0
387	@	Dolby Laboratories, Inc.	12,674	0.0
515		DST Systems, Inc.	29,128	0.0
526	@	EchoStar Corp.	15,075	0.0
5,575	@	Electronic Arts, Inc.	70,747	0.0
86,579	@	EMC Corp.	2,361,009	0.5
65,160		Telefonaktiebolaget LM Ericsson	594,330	0.1
8,890	@	F5 Networks, Inc.	930,783	0.2
2,310	@	Fairchild Semiconductor International, Inc.	30,307	0.0
4,402		Fidelity National Information Services, Inc.	137,430	0.0
434	@	Fiserv, Inc.	32,129	0.0
22,659		Flir Systems, Inc.	452,614	0.1
53	@, L	Freescale Semiconductor Holdings Ltd.	504	0.0
500	@	Genpact Ltd.	8,340	0.0
7,582	@	Google, Inc. - Class A	5,720,619	1.1
1,422		Harris Corp.	72,835	0.0
185,900		Hitachi Ltd.	1,032,324	0.2
198,200		Hon Hai Precision Industry Co., Ltd.	620,573	0.1
32,900		Hoya Corp.	721,765	0.1
10,320	@	SK Hynix, Inc.	209,733	0.0
1,104		IAC/InterActiveCorp	57,474	0.0
8,500	L	Infosys Ltd. ADR	412,590	0.1
2,765	@	Ingram Micro, Inc.	42,111	0.0
20,850		Intuit, Inc.	1,227,648	0.2
725	@	Itron, Inc.	31,284	0.0
68,309		Jabil Circuit, Inc.	1,278,745	0.3
4,110	@	JDS Uniphase Corp.	50,902	0.0
56,721	@	Juniper Networks, Inc.	970,496	0.2
2,936		KLA-Tencor Corp.	140,062	0.0
2,194	@	Lam Research Corp.	69,736	0.0
1,290	L	Lexmark International, Inc.	28,703	0.0
8,245	@	Marvell Technology Group Ltd.	75,442	0.0
2,596		Maxim Integrated Products	69,106	0.0
23,000		MediaTek, Inc.	242,168	0.1
35,800		Microchip Technology, Inc.	1,172,092	0.2
17,361	@	Micron Technology, Inc.	103,906	0.0
16,882	@	Micros Systems, Inc.	829,244	0.2
76,423		Microsoft Corp.	2,275,877	0.4
2,424		Molex, Inc.	63,703	0.0
88,014	@	NetApp, Inc.	2,893,900	0.6
38,476	@	Nvidia Corp.	513,270	0.1
41,000		Omron Corp.	787,880	0.2
8,067	@	ON Semiconductor Corp.	49,773	0.0
111,931		Oracle Corp.	3,524,707	0.7
406		Paychex, Inc.	13,516	0.0
3,793	@	PMC - Sierra, Inc.	21,393	0.0
3,276	@	Polycom, Inc.	32,334	0.0
26,860	@	QLogic Corp.	306,741	0.1
11,060		Qualcomm, Inc.	691,139	0.1
1,621	@	Rovi Corp.	23,521	0.0
3,372		SAIC, Inc.	40,599	0.0
2,191		Samsung Electronics Co., Ltd.	2,640,370	0.5
4,275	@	Sandisk Corp.	185,663	0.0
9,076		SAP AG	645,879	0.1
69	@	Silicon Laboratories, Inc.	2,536	0.0
381	@	Skyworks Solutions, Inc.	8,978	0.0
11,924	@	Symantec Corp.	214,632	0.1
2,370	@	Synopsys, Inc.	78,257	0.0
488,000		Taiwan Semiconductor Manufacturing Co., Ltd.	1,501,222	0.3
733	@	Tech Data Corp.	33,205	0.0
20,100		Tencent Holdings Ltd.	680,499	0.1
8,630	@	Teradata Corp.	650,788	0.1
3,014	@	Teradyne, Inc.	42,859	0.0
15,700		Tokyo Electron Ltd.	668,821	0.1
423		Total System Services, Inc.	10,025	0.0
232	@	VeriSign, Inc.	11,296	0.0
6,850		Visa, Inc.	919,818	0.2
2,397	@	Vishay Intertechnology, Inc.	23,563	0.0
2,451		Western Digital Corp.	94,927	0.0
16,450		Western Union Co.	299,719	0.1
23,642		Xerox Corp.	173,532	0.0
11,840		Xilinx, Inc.	395,574	0.1
803	@	Zebra Technologies Corp.	30,145	0.0
			58,110,157	10.8
		Materials: 3.5%
5,403		Air Liquide	669,707	0.1
715		Albemarle Corp.	37,666	0.0
18,715		Alcoa, Inc.	165,628	0.1
18,411		Allegheny Technologies, Inc.	587,311	0.1
7,590		AngloGold Ashanti Ltd.	264,578	0.1
813		Aptargroup, Inc.	42,040	0.0
1,378		Ashland, Inc.	98,665	0.0
7,424		BASF AG	627,299	0.1
1,832		Bemis Co., Inc.	57,653	0.0
40,404		BHP Billiton PLC	1,261,742	0.2
1,165		Cabot Corp.	42,604	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Materials (continued)
752		Carpenter Technology Corp.	$39,345	0.0
2,607		CF Industries Holdings, Inc.	579,380	0.1
227,350		China Steel Corp.	207,115	0.0
2,500		Cliffs Natural Resources, Inc.	97,825	0.0
2,103		Commercial Metals Co.	27,760	0.0
1,986	@	Crown Holdings, Inc.	72,985	0.0
818		Cytec Industries, Inc.	53,595	0.0
643		Domtar Corp.	50,340	0.0
37,853		Eastman Chemical Co.	2,157,999	0.4
79,000		Formosa Plastics Corp.	225,089	0.1
30,467		Freeport-McMoRan Copper & Gold, Inc.	1,205,884	0.2
14,369		Gold Fields Ltd.	181,584	0.0
577		Greif, Inc. - Class A	25,492	0.0
3,399		Huntsman Corp.	50,747	0.0
53,902		Iluka Resources Ltd.	550,983	0.1
10,649		Impala Platinum Holdings Ltd.	177,874	0.0
49,573		International Paper Co.	1,800,491	0.4
518	@	Intrepid Potash, Inc.	11,127	0.0
57,538		Israel Chemicals Ltd.	698,840	0.1
375		Kronos Worldwide, Inc.	5,602	0.0
920		LG Chem Ltd.	271,962	0.1
413	L	Martin Marietta Materials, Inc.	34,225	0.0
3,034		MeadWestvaco Corp.	92,840	0.0
904	@, L	Molycorp, Inc.	10,396	0.0
10,300		Monsanto Co.	937,506	0.2
8,742		Newcrest Mining Ltd.	262,794	0.1
19,086		Nucor Corp.	730,230	0.2
788	@	Owens-Illinois, Inc.	14,783	0.0
32,013		Packaging Corp. of America	1,162,072	0.2
1,297		Posco	424,453	0.1
1,336		Reliance Steel & Aluminum Co.	69,940	0.0
26,058		Rio Tinto PLC	1,218,456	0.2
1,098		Rock-Tenn Co.	79,254	0.0
883		Rockwood Holdings, Inc.	41,148	0.0
1,477		RPM International, Inc.	42,154	0.0
100		Scotts Miracle-Gro Co.	4,347	0.0
3,406		Sealed Air Corp.	52,657	0.0
1,765		Sonoco Products Co.	54,697	0.0
3,157		Steel Dynamics, Inc.	35,453	0.0
1,155	@, L	Tahoe Resources, Inc.	23,516	0.0
1,472		Titanium Metals Corp.	18,886	0.0
2,560	L	United States Steel Corp.	48,819	0.0
5,200		Uralkali GDR	215,812	0.1
39,700		Vale SA ADR	689,192	0.2
2,271		Vulcan Materials Co.	107,418	0.0
1,148		Walter Industries, Inc.	37,264	0.0
279	L	Westlake Chemical Corp.	20,384	0.0
100	@	WR Grace & Co.	5,908	0.0
			18,781,516	3.5
		Telecommunication Services: 2.6%
38,700		America Movil SAB de CV ADR	984,528	0.2
37,251		CenturyTel, Inc.	1,504,940	0.3
119,500		China Mobile Ltd.	1,324,766	0.3
75,000		Chunghwa Telecom Co., Ltd.	239,599	0.0
6,438	@	Clearwire Corp.	8,691	0.0
36,474		Deutsche Telekom AG	448,549	0.1
17,514	L	Frontier Communications Corp.	85,819	0.0
1,451	@	Level 3 Communications, Inc.	33,330	0.0
5,394	@	MetroPCS Communications, Inc.	63,164	0.0
33,642		MTN Group Ltd.	649,463	0.1
3,156	@, L	NII Holdings, Inc.	24,775	0.0
508		NTT DoCoMo, Inc.	820,763	0.2
15,170	@	SBA Communications Corp.	954,193	0.2
244,100		Singapore Telecommunications Ltd.	635,624	0.1
52,611	@	Sprint Nextel Corp.	290,413	0.1
671,782		Telecom Italia S.p.A.	674,841	0.1
1,745		Telephone & Data Systems, Inc.	44,689	0.0
249	@	United States Cellular Corp.	9,743	0.0
69,200		Verizon Communications, Inc.	3,153,444	0.6
653,812		Vodafone Group PLC	1,857,899	0.3
4,391		Windstream Corp.	44,393	0.0
			13,853,626	2.6
		Utilities: 2.1%
11,257	@	AES Corp.	123,489	0.0
2,058		AGL Resources, Inc.	84,193	0.0
1,947		Alliant Energy Corp.	84,480	0.0
4,257		Ameren Corp.	139,076	0.0
3,093		American Water Works Co., Inc.	114,627	0.0
2,194		Aqua America, Inc.	54,323	0.0
1,581		Atmos Energy Corp.	56,584	0.0
7,099	@	Calpine Corp.	122,813	0.0
37,557		CenterPoint Energy, Inc.	799,964	0.2
4,590		CMS Energy Corp.	108,095	0.0
11,838		DTE Energy Co.	709,570	0.1
29,870		E.ON AG	709,799	0.2
5,716		Edison International	261,164	0.1
131,186		Enel S.p.A.	464,748	0.1
1,282		Energen Corp.	67,190	0.0
231,071		Energias de Portugal S.A.	634,835	0.1
10,521		Entergy Corp.	729,105	0.1
25,269		Exelon Corp.	899,071	0.2
28,146		Great Plains Energy, Inc.	626,530	0.1
1,753		Hawaiian Electric Industries	46,121	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Utilities (continued)
78,300		Power Assets Holdings Ltd.	$664,843	0.1
1,375		Integrys Energy Group, Inc.	71,775	0.0
3,355		MDU Resources Group, Inc.	73,944	0.0
1,290		National Fuel Gas Co.	69,712	0.0
4,985		NiSource, Inc.	127,018	0.0
5,502		Northeast Utilities	210,341	0.1
3,996		NRG Energy, Inc.	85,474	0.0
45,610		NV Energy, Inc.	821,436	0.2
1,731		OGE Energy Corp.	96,001	0.0
4,005		Pepco Holdings, Inc.	75,695	0.0
1,921		Pinnacle West Capital Corp.	101,429	0.0
10,176		PPL Corp.	295,613	0.1
2,454		Questar Corp.	49,890	0.0
2,056		SCANA Corp.	99,243	0.0
4,228		Sempra Energy	272,664	0.1
3,832		TECO Energy, Inc.	67,980	0.0
24,047		UGI Corp.	763,492	0.2
1,507		Vectren Corp.	43,100	0.0
2,242		Westar Energy, Inc.	66,498	0.0
4,044		Wisconsin Energy Corp.	152,337	0.0
8,542		Xcel Energy, Inc.	236,699	0.1
			11,280,961	2.1
		Total Common Stock
		(Cost $314,698,515)	339,372,908	63.1

EXCHANGE-TRADED FUNDS: 5.0%
139,300		iShares iBoxx $ High Yield Corporate Bond Fund	12,867,141	2.4
345,200		SPDR Barclays Capital High Yield Bond ETF	13,883,944	2.6

		Total Exchange-Traded Funds
		(Cost $26,383,813)	26,751,085	5.0

PREFERRED STOCK: 0.2%
		Financials: 0.2%
5,000	@, L, P	Bank of New York Mellon Corp./The	124,250	0.0
4,500	@, P	Citigroup Capital XIII	125,325	0.0
10,000	@, P	PNC Financial Services Group, Inc.	274,700	0.1
6,793	@, P	US Bancorp	190,068	0.0
6,932	@, P	US Bancorp	201,721	0.1

		Total Preferred Stock
		(Cost $843,125)	916,064	0.2

RIGHTS: 0.0%
		Consumer Discretionary: 0.0%
657	@	Sears Hometown and Outlet Stores, Inc.	1,787	0.0

		Total Rights
		(Cost $—)	1,787	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 10.0%
		Consumer Discretionary: 0.8%
111,000	#	ADT Corp., 2.250%, 07/15/17	$114,401	0.0
49,000	#	ADT Corp., 3.500%, 07/15/22	51,024	0.0
57,000	#	ADT Corp., 4.875%, 07/15/42	62,036	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	171,623	0.0
200,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	211,000	0.1
75,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 09/30/22	75,750	0.0
33,000		Comcast Corp., 3.125%, 07/15/22	34,316	0.0
96,000		Comcast Corp., 4.650%, 07/15/42	103,244	0.0
190,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 03/15/17	195,330	0.1
179,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	184,611	0.1
118,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	120,655	0.0
86,000		Discovery Communications LLC, 3.300%, 05/15/22	89,535	0.0
161,000		Family Dollar Stores, Inc., 5.000%, 02/01/21	174,088	0.0
338,000	#	Hyatt Hotels Corp., 6.875%, 08/15/19	401,651	0.1
115,000		Lamar Media Corp., 5.875%, 02/01/22	123,050	0.0
95,000		Lowe’s Cos, Inc., 4.650%, 04/15/42	104,111	0.0
280,000	L	Mediacom LLC / Mediacom Capital Corp., 7.250%, 02/15/22	301,700	0.1
100,000		NBCUniversal Media LLC, 2.875%, 04/01/16	106,026	0.0
80,000		News America, Inc., 6.650%, 11/15/37	101,972	0.0
100,000		News America, Inc., 6.900%, 03/01/19	125,851	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Consumer Discretionary (continued)
236,000		NVR, Inc., 3.950%, 09/15/22	$242,539	0.1
62,000		The Gap, Inc., 5.950%, 04/12/21	69,194	0.0
100,000		Time Warner Cable, Inc., 5.875%, 11/15/40	118,170	0.0
200,000		Time Warner, Inc., 6.500%, 11/15/36	254,906	0.1
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	129,481	0.0
145,000		Toys R Us Property Co. II LLC, 8.500%, 12/01/17	156,963	0.0
112,000		WPP Finance 2010, 5.125%, 09/07/42	111,013	0.0
305,000	#	XM Satellite Radio, Inc., 7.625%, 11/01/18	338,550	0.1
			4,272,790	0.8
		Consumer Staples: 0.5%
220,000		Altria Group, Inc., 2.850%, 08/09/22	220,014	0.0
120,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	121,634	0.0
176,000		Anheuser-Busch InBev Worldwide, Inc., 2.500%, 07/15/22	178,926	0.0
102,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	102,856	0.0
230,000		Constellation Brands, Inc., 7.250%, 05/15/17	269,675	0.1
119,000		CVS Caremark Corp., 6.125%, 09/15/39	155,908	0.0
202,000		Energizer Holdings, Inc., 4.700%, 05/19/21	214,358	0.0
70,000	#	JBS USA LLC/JBS USA Finance, Inc., 8.250%, 02/01/20	70,175	0.0
214,000	#	Kraft Foods Group, Inc., 3.500%, 06/06/22	226,632	0.1
238,000	#	Kraft Foods Group, Inc., 5.000%, 06/04/42	266,929	0.1
156,000		Kraft Foods, Inc., 6.500%, 08/11/17	192,046	0.0
244,000		Molson Coors Brewing Co., 5.000%, 05/01/42	274,061	0.1
122,000		Philip Morris International, Inc., 2.500%, 05/16/16	129,016	0.0
52,000		Philip Morris International, Inc., 3.875%, 08/21/42	52,570	0.0
220,000		Sigma Alimentos SA de CV, 5.625%, 04/14/18	244,530	0.1
40,000	L	Smithfield Foods, Inc., 7.750%, 07/01/17	45,200	0.0
81,000		Walgreen Co., 3.100%, 09/15/22	82,397	0.0
132,000		Walgreen Co., 4.400%, 09/15/42	136,863	0.0
			2,983,790	0.5
		Energy: 1.7%
200,000	L	Alpha Natural Resources, Inc., 6.250%, 06/01/21	167,500	0.0
141,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	170,214	0.0
210,000	#	BG Energy Capital PLC, 2.875%, 10/15/16	223,023	0.1
130,000		BP Capital Markets PLC, 3.245%, 05/06/22	137,882	0.0
75,000	L	Chesapeake Energy Corp., 6.625%, 08/15/20	77,719	0.0
90,000	#	Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	86,850	0.0
38,000		Consol Energy, Inc., 8.000%, 04/01/17	39,900	0.0
245,000		Devon Energy Corp., 5.600%, 07/15/41	292,154	0.1
233,000		Enbridge Energy Partners, 9.875%, 03/01/19	317,805	0.1
195,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	222,300	0.0
240,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	265,864	0.1
210,000		Energy Transfer Partners, 9.700%, 03/15/19	277,888	0.1
90,000		Enterprise Products Operating LLC, 4.450%, 02/15/43	89,505	0.0
39,000		Enterprise Products Operating LLC, 6.450%, 09/01/40	48,675	0.0
90,000		FMC Technologies, Inc., 2.000%, 10/01/17	91,062	0.0
150,000		FMC Technologies, Inc., 3.450%, 10/01/22	152,628	0.0
200,000		Gazprom OAO Via Gaz Capital SA, 6.212%, 11/22/16	222,760	0.1
600,000	±, X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
700,000	±, X	Greater Ohio Ethanol, LLC, 12.630%, 12/31/13	—	—
80,000	#	Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18	87,126	0.0
254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	312,625	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Energy (continued)
160,000			Nexen, Inc., 7.500%, 07/30/39	$229,060	0.1
60,000			ONEOK Partners L.P., 2.000%, 10/01/17	61,199	0.0
120,000			ONEOK Partners L.P., 3.375%, 10/01/22	120,870	0.0
375,000			Pertamina Persero PT, 6.000%, 05/03/42	407,813	0.1
228,000			Petrobras International Finance Co. - Pifco, 3.500%, 02/06/17	239,068	0.1
102,600			Petroleos de Venezuela SA, 8.500%, 11/02/17	93,110	0.0
199,000			Petroleos De Venezuela SA, 9.750%, 05/17/35	166,663	0.0
338,000			Petroleos Mexicanos, 5.500%, 01/21/21	397,995	0.1
MXN	18,500,000	#	Petroleos Mexicanos, 7.650%, 11/24/21	1,571,639	0.3
43,000			Petroleos Mexicanos, 4.875%, 01/24/22	48,697	0.0
79,000			Petroleos Mexicanos, 5.500%, 06/27/44	87,097	0.0
50,000			Petroleos Mexicanos, 6.500%, 06/02/41	62,575	0.0
183,333			Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	197,542	0.0
235,000		#	Phillips 66, 2.950%, 05/01/17	248,926	0.1
173,000			Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	184,068	0.0
140,000			Plains Exploration & Production Co., 7.625%, 04/01/20	150,150	0.0
178,120		#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	186,135	0.0
250,000		#	Reliance Holdings USA, Inc., 5.400%, 02/14/22	266,847	0.1
211,000		#	Schlumberger Investment SA, 1.950%, 09/14/16	218,224	0.0
190,000			Total Capital International SA, 2.700%, 01/25/23	194,151	0.0
200,000			Transocean, Inc., 2.500%, 10/15/17	201,393	0.0
90,000			Transocean, Inc., 3.800%, 10/15/22	90,676	0.0
242,000			Transocean, Inc., 6.375%, 12/15/21	290,213	0.1
187,000			Weatherford International Ltd., 5.950%, 04/15/42	197,639	0.0
55,000			WPX Energy, Inc., 6.000%, 01/15/22	59,400	0.0
				9,254,630	1.7
			Financials: 3.9%
591,400			Aegon NV, 1.893%, 12/31/49	293,234	0.1
96,000			American International Group, Inc., 4.875%, 06/01/22	108,425	0.0
96,000			American International Group, Inc., 6.400%, 12/15/20	117,153	0.0
181,000			American International Group, Inc., 8.175%, 05/15/58	222,404	0.1
97,000			Allstate Corp., 5.200%, 01/15/42	116,912	0.0
105,000			American Express Credit Corp., 1.750%, 06/12/15	107,472	0.0
72,000			American Express Credit Corp., 2.750%, 09/15/15	75,906	0.0
216,000			American Tower Corp., 4.500%, 01/15/18	238,691	0.1
191,000			AvalonBay Communities, Inc., 2.950%, 09/15/22	190,850	0.0
BRL	568,000	#	Banco Votorantim SA, 6.250%, 05/16/16	323,667	0.1
92,000			Bank of America Corp., 3.875%, 03/22/17	99,127	0.0
200,000			Bank of America Corp., 5.420%, 03/15/17	216,447	0.1
153,000			Bank of America Corp., 5.700%, 01/24/22	180,081	0.0
220,000			Bank of America Corp., 8.000%, 12/29/49	239,828	0.1
97,000		#	Barclays Bank PLC, 6.050%, 12/04/17	104,867	0.0
150,000		#	BBVA Bancomer SA/Texas, 6.750%, 09/30/22	164,250	0.0
86,000			Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	88,118	0.0
55,000			Berkshire Hathaway Finance Corp., 4.400%, 05/15/42	56,919	0.0
117,000			Berkshire Hathaway, Inc., 1.900%, 01/31/17	121,294	0.0
130,000			Berkshire Hathaway, Inc., 3.400%, 01/31/22	139,239	0.0
180,000			BioMed Realty L.P., 4.250%, 07/15/22	188,048	0.0
126,000			Boston Properties L.P., 3.700%, 11/15/18	136,841	0.0
98,000			Boston Properties L.P., 3.850%, 02/01/23	103,458	0.0
121,000			BRE Properties, Inc., 3.375%, 01/15/23	120,644	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
			Financials (continued)
145,000		#	Charles Schwab Corp./The, 3.225%, 09/01/22	$147,414	0.0
210,000			Citigroup, Inc., 3.953%, 06/15/16	224,925	0.1
190,000			Citigroup, Inc., 4.500%, 01/14/22	209,064	0.1
57,000			Citigroup, Inc., 5.875%, 01/30/42	69,020	0.0
165,000			Citigroup, Inc., 5.000%, 09/15/14	174,123	0.0
162,000			Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	181,581	0.0
322,000		#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	425,436	0.1
BRL	6,300,000		Credit Suisse Nota Do Tesouro Nacional, 10.000%, 01/05/17	3,280,013	0.6
191,000			Digital Realty Trust L.P., 3.625%, 10/01/22	190,299	0.0
46,000			Discover Financial Services, 6.450%, 06/12/17	52,286	0.0
102,000			Federal Realty Investment Trust, 3.000%, 08/01/22	101,747	0.0
100,000			Fifth Third Bancorp., 8.250%, 03/01/38	145,459	0.0
67,000			Ford Motor Credit Co. LLC, 3.000%, 06/12/17	68,288	0.0
350,000			Ford Motor Credit Co., LLC, 8.125%, 01/15/20	441,117	0.1
74,000			General Electric Capital Corp., 3.150%, 09/07/22	74,508	0.0
182,000			General Electric Capital Corp., 3.350%, 10/17/16	196,171	0.1
150,000			General Electric Capital Corp., 4.375%, 09/16/20	165,735	0.0
88,000			General Electric Capital Corp., 5.300%, 02/11/21	101,180	0.0
100,000			General Electric Capital Corp., 6.250%, 12/15/49	105,997	0.0
200,000			General Electric Capital Corp., 7.125%, 12/15/49	223,754	0.1
152,000		L	Genworth Financial, Inc., 7.625%, 09/24/21	155,417	0.0
190,000			Goldman Sachs Group, Inc./The, 5.250%, 07/27/21	209,881	0.1
147,000			Goldman Sachs Group, Inc./The, 5.750%, 01/24/22	169,675	0.0
133,000			Goldman Sachs Group, Inc., 3.300%, 05/03/15	138,482	0.0
58,000			Goldman Sachs Group, Inc., 5.950%, 01/18/18	67,446	0.0
127,000			Hartford Financial Services Group, Inc., 6.625%, 03/30/40	153,678	0.0
215,000			HSBC Finance Corp., 6.676%, 01/15/21	249,794	0.1
67,000			HSBC Holdings PLC, 4.875%, 01/14/22	76,880	0.0
111,000			HSBC USA, Inc., 2.375%, 02/13/15	114,334	0.0
112,000			HSBC USA, Inc., 5.000%, 09/27/20	119,913	0.0
435,000		#	Hyundai Capital America, 4.000%, 06/08/17	469,794	0.1
325,000		#, L	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	339,004	0.1
210,000		#	ILFC E-Capital Trust II, 6.250%, 12/21/65	166,950	0.0
168,000			Infinity Property & Casualty Corp., 5.000%, 09/19/22	175,242	0.0
82,000			International Lease Finance Corp., 5.875%, 08/15/22	84,887	0.0
181,000		#	International Lease Finance Corp., 7.125%, 09/01/18	211,770	0.1
146,000		L	Itau Unibanco Holding SA/Cayman Island, 5.750%, 01/22/21	155,125	0.0
213,000			JPMorgan Chase & Co., 2.000%, 08/15/17	215,154	0.1
153,000			JPMorgan Chase & Co., 3.250%, 09/23/22	155,494	0.0
85,000			JPMorgan Chase & Co., 4.350%, 08/15/21	93,880	0.0
86,000			JPMorgan Chase & Co., 5.400%, 01/06/42	100,494	0.0
152,000			JPMorgan Chase Bank NA, 5.875%, 06/13/16	174,968	0.0
323,000			Merrill Lynch & Co., Inc., 6.050%, 05/16/16	353,264	0.1
36,000			MetLife, Inc., 3.048%, 12/15/22	36,473	0.0
145,000			MetLife, Inc., 4.125%, 08/13/42	143,567	0.0
239,000		#	Metropolitan Life Global Funding I, 3.875%, 04/11/22	261,201	0.1
216,000			Morgan Stanley, 3.800%, 04/29/16	223,425	0.1
33,000			Morgan Stanley, 4.100%, 01/26/15	34,192	0.0
132,000			Morgan Stanley, 4.750%, 03/22/17	141,697	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Financials (continued)
100,000		Morgan Stanley, 5.500%, 07/28/21	$109,655	0.0
78,000		Morgan Stanley, 7.300%, 05/13/19	92,178	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	122,475	0.0
387,000		Murray Street Investment Trust I, 4.647%, 03/09/17	416,090	0.1
98,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 02/15/22	103,914	0.0
117,000		Northern Trust Corp., 2.375%, 08/02/22	117,162	0.0
215,000	#	Pacific Life Insurance Co., 9.250%, 06/15/39	285,939	0.1
135,000		Principal Financial Group, Inc., 4.625%, 09/15/42	138,589	0.0
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	200,828	0.1
194,000		Royal Bank of Scotland Group PLC, 2.550%, 09/18/15	196,474	0.1
1,850,000		Russian Agricultural Bank OJSC Via RSHB Capital SA, 5.298%, 12/27/17	1,966,013	0.4
146,000		Simon Property Group L.P., 4.125%, 12/01/21	162,270	0.0
59,000		Simon Property Group L.P., 4.750%, 03/15/42	64,062	0.0
80,000		SLM Corp., 4.625%, 09/25/17	81,260	0.0
120,000		SLM Corp., 6.000%, 01/25/17	131,250	0.0
264,000		SLM Corp., 8.000%, 03/25/20	306,240	0.1
200,000	#	State Bank of India/London, 4.125%, 08/01/17	204,857	0.1
55,000		The Bank of New York Mellon Corp., 1.969%, 06/20/17	57,009	0.0
287,000		US Bancorp, 2.950%, 07/15/22	290,412	0.1
108,000		Wells Fargo & Co., 2.100%, 05/08/17	111,882	0.0
190,000		Wells Fargo & Co., 3.500%, 03/08/22	203,085	0.1
123,000		Wells Fargo & Co., 3.676%, 06/15/16	134,028	0.0
			20,819,745	3.9

		Health Care: 0.6%
120,000		Amgen, Inc., 3.625%, 05/15/22	126,799	0.0
130,000		Amgen, Inc., 3.875%, 11/15/21	139,990	0.0
60,000		Amgen, Inc., 5.150%, 11/15/41	$67,206	0.0
164,000	#	Aristotle Holding, Inc., 2.650%, 02/15/17	172,069	0.1
96,000	#	Aristotle Holding, Inc., 3.500%, 11/15/16	103,908	0.0
150,000		AstraZeneca PLC, 1.950%, 09/18/19	152,976	0.0
120,000		AstraZeneca PLC, 4.000%, 09/18/42	123,550	0.0
300,000		Celgene Corp., 3.250%, 08/15/22	303,561	0.1
138,000		Gilead Sciences, Inc., 4.400%, 12/01/21	157,185	0.0
150,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	152,804	0.0
316,000		GlaxoSmithKline Capital PLC, 2.850%, 05/08/22	328,976	0.1
140,000		HCA, Inc., 7.250%, 09/15/20	157,500	0.1
99,000		Kaiser Foundation Hospitals, 4.875%, 04/01/42	113,303	0.0
70,000	#	Mylan, Inc./PA, 7.875%, 07/15/20	78,925	0.0
100,000		St. Jude Medical, Inc., 2.500%, 01/15/16	104,455	0.0
252,000	X	U.S. Oncology Escrow, 87.500%, 12/31/49	—	—
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	105,750	0.0
155,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	164,106	0.1
124,000		Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	127,636	0.0
72,000		WellPoint, Inc., 3.300%, 01/15/23	73,001	0.0
167,000		WellPoint, Inc., 3.700%, 08/15/21	175,055	0.1
152,000		WellPoint, Inc., 4.625%, 05/15/42	154,259	0.0
			3,083,014	0.6

		Industrials: 0.4%
192,000		ABB Finance USA, Inc., 2.875%, 05/08/22	198,955	0.1
90,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/42	95,752	0.0
170,000		Case New Holland, Inc., 7.750%, 09/01/13	178,713	0.0
150,000		Case New Holland, Inc., 7.875%, 12/01/17	176,625	0.0
95,000		FedEx Corp., 3.875%, 08/01/42	93,540	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Industrials (continued)
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 11/07/49	$465,750	0.1
200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	243,250	0.1
128,000		Koninklijke Philips Electronics NV, 3.750%, 03/15/22	138,820	0.0
100,000	#, L	Odebrecht Finance Ltd., 7.500%, 09/29/49	106,750	0.0
112,000	#	Tyco Flow Control International Finance SA, 3.150%, 09/15/22	112,665	0.0
200,000		Voto-Votorantim Overseas Trading Operations NV, 6.625%, 09/25/19	231,500	0.1
			2,042,320	0.4

		Information Technology: 0.5%
40,000		Brocade Communications Systems, Inc., 6.625%, 01/15/18	41,700	0.0
270,000		Brocade Communications Systems, Inc., 6.875%, 01/15/20	292,950	0.1
96,000		eBay, Inc., 2.600%, 07/15/22	96,899	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	99,856	0.0
40,000		Fidelity National Information Services, Inc., 5.000%, 03/15/22	41,500	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	100,453	0.0
470,000		Hewlett-Packard Co., 3.000%, 09/15/16	486,276	0.1
50,000		Ingram Micro, Inc., 5.000%, 08/10/22	51,854	0.0
187,000		Jabil Circuit, Inc., 7.750%, 07/15/16	217,387	0.1
180,000		Motorola Solutions, Inc., 3.750%, 05/15/22	187,544	0.0
100,000		Oracle Corp., 5.375%, 07/15/40	128,239	0.0
155,000		Seagate Technology HDD Holdings, 6.800%, 10/01/16	172,437	0.0
75,000		Symantec Corp., 4.200%, 09/15/20	78,038	0.0
301,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	311,040	0.1
244,000		Xerox Corp., 4.500%, 05/15/21	259,783	0.1
			2,565,956	0.5

		Materials: 0.5%
140,000		Agrium, Inc., 3.150%, 10/01/22	141,317	0.0
211,000	L	Alcoa, Inc., 6.150%, 08/15/20	233,263	0.1
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	341,632	0.1
200,000	#	Anglo American Capital PLC, 4.125%, 09/27/22	201,237	0.0
200,000		Barrick Gold Corp., 3.850%, 04/01/22	210,421	0.1
270,000		Cabot Corp., 3.700%, 07/15/22	276,479	0.1
35,000		Celanese US Holdings LLC, 5.875%, 06/15/21	39,244	0.0
220,000	#	FMG Resources August 2006 Pty Ltd., 6.000%, 04/01/17	205,700	0.0
80,000	#	Georgia-Pacific LLC, 5.400%, 11/01/20	93,937	0.0
60,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	60,205	0.0
120,000		Rio Tinto Finance USA PLC, 2.875%, 08/21/22	119,752	0.0
90,000		Rio Tinto Finance USA PLC, 4.125%, 08/21/42	89,111	0.0
120,000	#	Sealed Air Corp., 8.375%, 09/15/21	135,000	0.0
273,000		Vale Overseas Ltd., 4.625%, 09/15/20	292,507	0.1
137,000	#	Xstrata Canada Financial Corp., 4.950%, 11/15/21	147,082	0.0
			2,586,887	0.5

		Telecommunication Services: 0.3%
200,000		AT&T, Inc., 2.500%, 08/15/15	210,298	0.1
86,000		AT&T, Inc., 5.350%, 09/01/40	104,047	0.0
150,000		CenturyLink, Inc., 5.800%, 03/15/22	163,558	0.0
75,000		CenturyLink, Inc., 6.000%, 04/01/17	84,120	0.0
200,000	#	Colombia Telecomunicaciones SA ESP, 5.375%, 09/27/22	203,500	0.0
50,000		Hughes Satellite Systems Corp., 6.500%, 06/15/19	53,750	0.0
175,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	190,312	0.0
303,000		Telecom Italia Capital S.A., 5.250%, 11/15/13	313,226	0.1
287,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	286,282	0.1
100,000		Windstream Corp., 7.000%, 03/15/19	102,500	0.0
			1,711,593	0.3

		Utilities: 0.8%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	232,250	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		Utilities (continued)
255,000		AES Corp., 8.000%, 10/15/17	$295,800	0.1
162,000	#	Allegheny Energy Supply Co. LLC, 5.750%, 10/15/19	178,613	0.0
134,000		Ameren Corp., 8.875%, 05/15/14	149,124	0.0
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	49,247	0.0
200,000	#	China Resources Gas Group Ltd, 4.500%, 04/05/22	217,345	0.0
195,000		Commonwealth Edison Co., 3.400%, 09/01/21	212,865	0.0
200,000		Dominion Resources, Inc./VA, 2.750%, 09/15/22	201,755	0.0
121,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	141,425	0.0
206,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	243,861	0.1
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	221,000	0.1
227,000		Entergy Texas, Inc., 7.125%, 02/01/19	279,721	0.1
109,000		Georgia Power Co., 2.850%, 05/15/22	113,579	0.0
76,000		Georgia Power Co., 4.300%, 03/15/42	81,531	0.0
75,000	#	Iberdrola Finance Ireland Ltd., 3.800%, 09/11/14	76,392	0.0
98,000		Indiana Michigan Power, 7.000%, 03/15/19	122,402	0.0
82,530	#	Juniper Generation, LLC, 6.790%, 12/31/14	74,537	0.0
159,000	#	Korea Gas Corp., 6.250%, 01/20/42	216,617	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	350,672	0.1
47,000		Nevada Power Co., 7.125%, 03/15/19	61,312	0.0
69,000		Nisource Finance Corp., 4.450%, 12/01/21	76,892	0.0
105,000		Nisource Finance Corp., 5.950%, 06/15/41	127,014	0.0
189,000		Nisource Finance Corp., 6.125%, 03/01/22	232,592	0.1
212,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	262,035	0.1
138,000		Oncor Electric Delivery Co. LLC, 7.500%, 09/01/38	180,905	0.0
88,000	L	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	93,562	0.0
155,000		Southwestern Electric Power, 5.550%, 01/15/17	175,214	0.0
			4,668,262	0.8
		Total Corporate Bonds/Notes (Cost $52,122,396)	53,988,987	10.0
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.0%
448,000	#	American General Mortgage Loan Trust, 5.750%, 09/25/48	458,770	0.1
263,925		Banc of America Alternative Loan Trust, 4.750%, 02/25/19	266,011	0.1
63,928		Banc of America Funding Corp., 5.750%, 11/25/35	64,428	0.0
116,855	#	Banc of America Large Loan, Inc., 1.621%, 06/15/18	113,903	0.0
160,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.364%, 09/10/47	149,104	0.0
110,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.364%, 09/10/47	108,219	0.0
118,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.501%, 07/10/43	115,856	0.0
132,334		Bear Stearns Alternative-A Trust, 0.857%, 07/25/34	117,882	0.0
120,000		Bear Stearns Commercial Mortgage Securities, 5.134%, 02/13/42	100,974	0.0
40,000	#	Bear Stearns Commercial Mortgage Securities, 5.640%, 02/14/31	39,870	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities, 5.712%, 04/12/38	105,680	0.0
36,511	#	Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	36,456	0.0
110,000	#	Bear Stearns Deutsche Bank Trust, 5.008%, 09/15/27	120,385	0.0
165,308		Chase Mortgage Finance Corp., 6.000%, 05/25/37	144,638	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
1,000,000	#, ^	Citigroup Commercial Mortgage Trust, 2.268%, 09/10/45	$136,668	0.0
110,910	#	Commercial Mortgage Pass Through Certificates, 0.671%, 12/15/20	108,435	0.0
85,316	#	Commercial Mortgage Pass Through Certificates, 0.721%, 12/15/20	82,912	0.0
76,784	#	Commercial Mortgage Pass Through Certificates, 0.821%, 12/15/20	65,842	0.0
1,000,000	^	Commercial Mortgage Pass Through Certificates, 2.141%, 08/15/45	127,294	0.0
224,668		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	199,445	0.0
220,055		Countrywide Home Loan Mortgage Pass Through Trust, 5.750%, 06/25/37	200,560	0.1
358,664		Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, 01/25/38	325,847	0.1
224,971		Countrywide Home Loan Mortgage Pass-through Trust, 0.537%, 04/25/35	35,045	0.0
50,000		Credit Suisse Mortgage Capital Certificates, 5.343%, 12/15/39	52,007	0.0
72,910		Credit Suisse Mortgage Capital Certificates, 5.589%, 09/15/40	72,818	0.0
300,000	#	Credit Suisse Mortgage Capital Certificates, 5.759%, 04/12/49	307,368	0.1
133,185		CW Capital Cobalt Ltd., 5.918%, 05/15/46	132,963	0.0
452,302		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.337%, 08/25/36	271,574	0.1
574,483		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.407%, 10/25/36	290,965	0.1
123,465	#	First Union National Bank Commercial Mortgage, 6.000%, 12/12/33	124,023	0.0
150,000	#	Fosse Master Issuer PLC, 1.855%, 10/18/54	153,116	0.0
373,738		Freddie Mac, 5.000%, 02/15/35	409,205	0.1
308,048		Freddie Mac, 5.500%, 07/15/37	358,157	0.1
110,000		GE Capital Commercial Mortgage Corp., 5.133%, 05/10/43	111,488	0.0
150,000	#	Gracechurch Mortgage Financing PLC, 1.984%, 11/20/56	153,214	0.0
503,918	#, ^	GS Mortgage Securities Corp. II, 1.929%, 08/10/44	44,011	0.0
480,000	#	GS Mortgage Securities Corp. II, 5.309%, 01/10/40	482,173	0.1
65,741		GS Mortgage Securities Corp. II, 5.479%, 11/10/39	66,837	0.0
256,720		GSR Mortgage Loan Trust, 5.500%, 07/25/35	267,134	0.1
200,000	#	Heller Financial Commercial Mortgage Asset, 6.500%, 05/15/31	200,487	0.0
350,000	#	Holmes Master Issuer PLC, 2.105%, 10/15/54	358,771	0.1
224,840		Homebanc Mortgage Trust, 1.077%, 08/25/29	188,103	0.0
86,639		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	73,760	0.0
210,000		JP Morgan Chase Commercial Mortgage Securities Corp., 5.440%, 05/15/45	234,089	0.1
181,233		JP Morgan Mortgage Trust, 6.500%, 08/25/36	165,339	0.0
1,583,339	^	JPMorgan Chase Commerical Mortgage Securities Corp., 1.609%, 08/15/46	123,147	0.0
22,035		JPMorgan Chase Commerical Mortgage Securities Corp., 5.198%, 12/15/44	22,087	0.0
118,302		JPMorgan Chase Commerical Mortgage Securities Corp., 5.247%, 01/12/43	118,695	0.0
129,064		JPMorgan Chase Commerical Mortgage Securities Corp., 5.305%, 01/15/49	130,130	0.0
350,000	#	JPMorgan Chase Commerical Mortgage Securities Corp., 6.135%, 07/12/37	349,238	0.1
213,634		JPMorgan Mortgage Trust, 5.283%, 07/25/35	215,413	0.1
300,000	#	Lanark Master Issuer PLC, 1.834%, 12/22/54	307,111	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
9,583,035		#, ^	LB-UBS Commercial Mortgage Trust, 0.842%, 11/15/38	$200,821	0.1
240,000			LB-UBS Commercial Mortgage Trust, 4.943%, 10/15/36	239,167	0.1
130,000			LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	125,037	0.0
100,000			LB-UBS Commercial Mortgage Trust, 5.350%, 11/15/40	82,742	0.0
190,000		#	LB-UBS Commercial Mortgage Trust, 5.413%, 02/15/40	159,315	0.0
100,000		#	LB-UBS Commercial Mortgage Trust, 5.420%, 10/15/36	95,067	0.0
50,000		#	LB-UBS Commercial Mortgage Trust, 5.720%, 10/15/36	35,849	0.0
60,000		#	LB-UBS Commercial Mortgage Trust, 5.868%, 11/15/33	60,126	0.0
370,000			LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	334,153	0.1
120,000			LB-UBS Commercial Mortgage Trust, 6.084%, 06/15/38	130,881	0.0
180,000		#	LB-UBS Commercial Mortgage Trust, 6.089%, 09/15/39	178,497	0.0
GBP	352,000		MBNA Credit Card Master Note Trust, 6.100%, 05/17/13	578,757	0.1
194,481			Merrill Lynch Mortgage Investors, Inc., 5.250%, 08/25/36	197,126	0.0
80,000		#	Merrill Lynch Mortgage Investors, Inc., 6.000%, 12/15/30	80,924	0.0
200,000			Merrill Lynch Mortgage Investors, Inc., 6.750%, 11/15/26	207,941	0.1
7,503,624		#, ^	Merrill Lynch Mortgage Trust, 0.645%, 02/12/51	146,273	0.0
151,717			Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.331%, 03/12/51	156,230	0.0
1,517,195		#, ^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.100%, 08/15/45	173,553	0.0
100,000		#	Morgan Stanley Bank of America Merrill Lynch Trust, 3.277%, 10/15/22	102,492	0.0
110,000			Morgan Stanley Capital I Trust 2008-TOP29, 6.455%, 01/11/43	130,103	0.0
400,000			Morgan Stanley Capital I, Inc., 5.759%, 04/12/49	390,427	0.1
357,000			Morgan Stanley Capital I, 5.073%, 08/13/42	371,186	0.1
130,000			Morgan Stanley Capital I, 5.202%, 08/13/42	117,403	0.0
220,000			Morgan Stanley Capital I, 5.302%, 01/14/42	220,303	0.1
170,000			Morgan Stanley Capital I, 5.336%, 01/14/42	165,507	0.0
160,000			Morgan Stanley Capital I, 5.300%, 06/15/40	159,314	0.0
200,000			Morgan Stanley Capital I, 5.532%, 06/15/38	202,804	0.1
350,000		#	Morgan Stanley Capital I, 5.623%, 01/13/41	349,838	0.1
291,386			Morgan Stanley Capital I, 5.759%, 04/12/49	301,971	0.1
270,000			Morgan Stanley Capital I, 5.793%, 07/12/44	277,750	0.1
250,000		#	Morgan Stanley Capital I, 5.987%, 08/12/41	226,085	0.1
500,000		#	Morgan Stanley Dean Witter Capital I, 6.465%, 03/12/35	499,689	0.1
300,000		#	Morgan Stanley Reremic Trust, 5.843%, 12/17/43	301,532	0.1
5,258,546		#, ^	RBSCF Trust, 1.121%, 04/15/24	108,615	0.0
530,000		#	RBSCF Trust, 5.305%, 01/16/49	540,299	0.1
810,318			Residential Accredit Loans, Inc., 0.387%, 01/25/37	530,093	0.1
1,327,213			Residential Accredit Loans, Inc., 0.667%, 12/25/36	584,817	0.1
396,000		#	Silverstone Master Issuer PLC, 2.003%, 01/21/55	408,436	0.1
142,998			Structured Asset Mortgage Investments, Inc., 0.459%, 04/19/35	132,965	0.0
116,035			Structured Asset Securities Corp., 5.000%, 05/25/35	118,578	0.0
1,000,000		#, ^	UBS-Barclays Commercial Mortgage Trust, 2.210%, 08/10/49	142,667	0.0
117,073			Wachovia Bank Commercial Mortgage Trust, 5.030%, 01/15/41	117,914	0.0
290,553			Wachovia Bank Commercial Mortgage Trust, 5.500%, 10/15/48	291,895	0.1

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
167,000	#	Wachovia Bank Commercial Mortgage Trust, 5.704%, 02/15/35	$166,516	0.0
525,000		Wachovia Bank Commercial Mortgage Trust, 5.939%, 06/15/49	607,478	0.1
1,000,000	#, ^	Wells Fargo Commercial Mortgage Trust, 2.167%, 10/15/45	139,093	0.0
208,188		Wells Fargo Mortgage Backed Securities Trust, 5.596%, 04/25/36	207,198	0.1
172,272		Wells Fargo Mortgage Backed Securities Trust, 6.000%, 03/25/37	167,694	0.0
767,297		Wells Fargo Mortgage-Backed Securities Trust, 5.341%, 08/25/35	776,780	0.2
1,674,344	#, ^	WF-RBS Commercial Mortgage Trust, 1.767%, 06/15/45	186,244	0.0
1,448,659	#, ^	WF-RBS Commercial Mortgage Trust, 2.423%, 08/15/45	197,958	0.0
		Total Collateralized Mortgage Obligations (Cost $20,903,276)	21,431,750	4.0
ASSET-BACKED SECURITIES: 1.2%
		Automobile Asset-Backed Securities: 0.1%
250,000	#	Motor PLC, 1.286%, 02/25/20	250,384	0.1
100,000	#	SMART Trust, 1.590%, 10/14/16	100,692	0.0
			351,076	0.1
		Credit Card Asset-Backed Securities: 0.1%
300,000	#	Gracechurch Card Funding PLC, 0.921%, 02/15/17	301,834	0.0
340,000	#	Penarth Master Issuer PLC, 0.790%, 03/18/14	341,304	0.1
			643,138	0.1
		Other Asset-Backed Securities: 1.0%
53,590	#	ARES CLO Funds, 0.625%, 09/18/17	53,162	0.0
300,000	#	ARES CLO Funds, 3.077%, 02/26/16	289,619	0.1
194,205	#	Atrium CDO Corp., 0.757%, 10/27/16	191,777	0.0
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	103,176	0.0
35,340		Chase Funding Mortgage Loan Asset-Backed Certificates, 0.817%, 07/25/33	31,640	0.0
248,042	+	Credit-Based Asset Servicing and Securitization, LLC, 4.831%, 08/25/35	249,426	0.1
358,090	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	363,681	0.1
241,000	#	Credit-Based Asset Servicing and Securitization, LLC, 6.020%, 12/25/37	237,551	0.0
500,000	#	Dryden Leveraged Loan CDO 2002-II, 2.689%, 09/17/16	497,331	0.1
762,539		Fieldstone Mortgage Investment Corp., 0.377%, 11/25/36	275,348	0.1
830,972		Fieldstone Mortgage Investment Corp., 0.457%, 11/25/36	302,165	0.1
53,108	#	First CLO Ltd., 0.704%, 12/14/16	52,952	0.0
300,000	#	First CLO Ltd., 1.394%, 12/14/16	293,302	0.1
250,000	#	Grayston CLO Ltd., 1.735%, 08/15/16	244,675	0.0
114,856	#	Gulf Stream Compass CLO Ltd., 0.815%, 07/15/16	114,721	0.0
250,000	#	Hewett’s Island CDO Ltd., 1.589%, 12/15/16	236,285	0.0
166,792	#	Katonah Ltd., 0.699%, 09/20/16	165,734	0.0
124,110	#	Landmark CDO Ltd., 1.305%, 01/15/16	123,856	0.0
280,607	#	Lightpoint CLO Ltd., 0.649%, 09/15/17	275,853	0.1
162,343	#	MCG Commercial Loan Trust, 1.035%, 04/20/18	160,536	0.0
1,863,000		Morgan Stanley ABS Capital I, 0.487%, 03/25/36	849,216	0.2
166,910	#	Wind River CLO Ltd., 0.711%, 12/19/16	164,847	0.0
			5,276,853	1.0
		Total Asset-Backed Securities (Cost $6,255,322)	6,271,067	1.2

FOREIGN GOVERNMENT BONDS: 5.3%
175,452		Argentina Government International Bond, 2.500%, 12/31/38	65,093	0.0
262,191		Argentina Government International Bond, 8.280%, 12/31/33	207,131	0.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS (continued)
EUR	360,000	#	Austria Government Bond, 3.200%, 02/20/17	$513,121	0.1
BRL	11,790,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	6,040,505	1.1
	826,000		Brazilian Government International Bond, 2.625%, 01/05/23	827,239	0.2
EUR	217,000		Bundesrepublik Deutschland, 1.750%, 07/04/22	287,645	0.1
EUR	60,000		Bundesrepublik Deutschland, 2.500%, 07/04/44	81,673	0.0
	418,000		Colombia Government International Bond, 6.125%, 01/18/41	568,480	0.1
	146,000		El Salvador Government International Bond, 7.650%, 06/15/35	163,885	0.0
EUR	1,164,000		France Government Bond OAT, 3.000%, 04/25/22	1,602,378	0.3
EUR	200,000		Bundesobligation, 0.500%, 04/07/17	258,249	0.1
HUF	75,000,000		Hungary Government Bond, 7.500%, 11/12/20	344,386	0.1
HUF	225,000,000		Hungary Government Bond, 7.000%, 06/24/22	999,448	0.2
	192,000		Hungary Government International Bond, 6.375%, 03/29/21	210,010	0.0
	254,000		Indonesia Government International Bond, 3.750%, 04/25/22	269,240	0.1
EUR	2,094,000		Italy Buoni Poliennali Del Tesoro, 5.500%, 09/01/22	2,790,995	0.5
	200,000		Ivory Coast Government International Bond, 3.750%, 12/31/32	173,500	0.0
	201,000		Lebanon Government International Bond, 6.100%, 10/04/22	204,015	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	255,075	0.1
MYR	1,800,000		Malaysia Government Bond, 3.892%, 03/15/27	598,920	0.1
EUR	640,000	#	Netherlands Government Bond, 4.500%, 07/15/17	969,067	0.2
	137,000		Panama Government International Bond, 6.700%, 01/26/36	193,170	0.0
	203,000		Peruvian Government International Bond, 5.625%, 11/18/50	265,423	0.1
	744,000		Philippine Government International Bond, 4.000%, 01/15/21	833,280	0.2
	136,000		Poland Government International Bond, 3.000%, 03/17/23	133,987	0.0
	96,000		Poland Government International Bond, 5.000%, 03/23/22	111,600	0.0
	112,000		Romanian Government International Bond, 6.750%, 02/07/22	126,420	0.0
RUB	99,680,000		Russian Federal Bond - OFZ, 8.150%, 02/03/27	3,245,551	0.6
ZAR	29,309,408		South Africa Government Bond, 6.250%, 03/31/36	2,837,618	0.5
ZAR	12,043,604		South Africa Government Bond, 8.750%, 02/28/48	1,511,749	0.3
THB	10,500,000		Thailand Government Bond, 3.650%, 12/17/21	343,851	0.1
THB	7,500,000		Thailand Government Bond, 4.750%, 12/20/24	267,388	0.1
	291,000		Turkey Government International Bond, 7.500%, 11/07/19	366,369	0.1
GBP	30,000		United Kingdom Gilt, 2.250%, 03/07/14	49,878	0.0
GBP	10,000		United Kingdom Gilt, 4.500%, 12/07/42	20,735	0.0
	76,000		Uruguay Government International Bond, 7.625%, 03/21/36	119,130	0.0
	68,801	&	Uruguay Government International Bond, 7.875%, 01/15/33	108,018	0.0
	71,700		Venezuela Government International Bond, 11.750%, 10/21/26	72,417	0.0
	166,800		Venezuela Government International Bond, 11.950%, 08/05/31	170,553	0.0
	200,000	#	Zambia Government International Bond, 5.375%, 09/20/22	202,000	0.0
			Total Foreign Government Bonds (Cost $27,991,647)	28,409,192	5.3
U.S. TREASURY OBLIGATIONS: 1.7%
			U.S. Treasury Bonds: 0.3%STRIP
	1,240,000		3.000%, due 05/15/42	1,287,857	0.3

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
		U.S. Treasury Notes: 1.4%STRIP
2,842,000		0.250%, due 08/31/14	$2,843,222	0.5
1,532,000		0.250%, due 09/15/15	1,529,607	0.3
733,000		0.625%, due 08/31/17	733,745	0.1
1,569,000		1.000%, due 08/31/19	1,566,303	0.3
1,015,000		1.625%, due 08/15/22	1,014,365	0.2
			7,687,242	1.4
		U.S. Treasury STRIP: 0.0%STRIP
987,836	#, ^	2.244%, due 11/15/44	118,687	0.0
		Total U.S. Treasury Obligations (Cost $9,053,116)	9,093,786	1.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.0%
		Federal Home Loan Mortgage Corporation: 3.0%##STRIP
478,000	Z	—%, due 11/29/19	413,578	0.1
790,000		1.000%, due 09/29/17	799,065	0.2
2,012,000	W	3.500%, due 02/15/41	2,152,211	0.4
889,485		4.000%, due 12/01/41	957,994	0.2
90,113		4.500%, due 08/01/41	97,527	0.0
908,505		4.500%, due 08/01/41	983,254	0.2
1,290,943		4.500%, due 09/01/41	1,392,720	0.3
394,211	^	4.774%, due 03/15/33	435,429	0.1
1,060,110		5.000%, due 08/15/16	1,113,035	0.2
344,284		5.000%, due 12/15/17	368,709	0.1
64,715		5.000%, due 02/15/32	65,692	0.0
631,957		5.500%, due 12/15/32	708,399	0.1
206,591		5.500%, due 09/15/34	229,585	0.0
186,168		5.500%, due 09/15/35	187,583	0.0
1,700,249		5.500%, due 02/15/36	1,896,995	0.4
1,083,513		5.500%, due 05/15/36	1,142,212	0.2
216,261		5.500%, due 05/15/37	237,071	0.1
631,268		5.500%, due 06/15/37	701,739	0.1
607,788		6.000%, due 01/15/29	688,818	0.1
661,457		6.000%, due 07/15/32	751,970	0.1
660,165		6.000%, due 10/15/37	761,242	0.1
18,423		6.500%, due 12/01/31	21,436	0.0
			16,106,264	3.0
		Federal National Mortgage Association: 2.6%##STRIP
1,134,238		0.717%, due 12/25/40	1,141,194	0.2
825,000		1.250%, due 08/22/18	825,258	0.2
1,050,000	W	3.000%, due 09/25/26	1,111,852	0.2
1,705,000	W	3.500%, due 01/25/41	1,824,616	0.3
898,729		3.500%, due 08/01/42	965,191	0.2
269,927		4.000%, due 02/01/42	291,358	0.1
239,747		4.000%, due 03/01/42	260,506	0.1
66,217		4.000%, due 06/01/42	71,951	0.0
513,000		4.000%, due 07/01/42	557,418	0.1
68,577		4.000%, due 07/01/42	74,515	0.0
79,671		4.000%, due 07/01/42	86,569	0.0
200,289		4.500%, due 11/01/40	217,544	0.1
299,642		4.500%, due 09/01/41	326,018	0.1
428,897		4.500%, due 10/01/41	466,651	0.1
163,740		4.500%, due 11/01/41	178,154	0.0
182,134		5.000%, due 06/01/33	200,193	0.0
168,679		5.000%, due 07/25/34	175,134	0.0
304,776		5.000%, due 07/01/35	334,973	0.1
104,628		5.000%, due 02/01/36	114,588	0.0
18,787		5.000%, due 07/01/36	20,650	0.0
479,238		5.000%, due 07/01/37	526,755	0.1
545,347		5.000%, due 07/01/37	599,420	0.1
405,005		5.000%, due 11/01/40	459,653	0.1
147,683		5.000%, due 05/01/41	162,073	0.0
250,531		5.000%, due 06/01/41	274,941	0.1
173,509		5.000%, due 06/01/41	190,414	0.0
557,000		5.500%, due 08/25/34	619,891	0.1
22,109		6.000%, due 06/01/16	23,580	0.0
62,587		6.000%, due 07/01/16	66,753	0.0
10,442		6.000%, due 07/01/16	11,137	0.0
9,404		6.000%, due 08/01/16	10,030	0.0
10,914		6.000%, due 10/01/16	11,640	0.0
11,902		6.000%, due 10/01/16	12,695	0.0
97		6.000%, due 10/01/16	103	0.0
81,856		6.000%, due 03/01/17	88,327	0.0
12,961		6.000%, due 04/01/17	13,986	0.0
2,660		6.000%, due 04/01/17	2,870	0.0
5,659		6.000%, due 04/01/17	6,107	0.0
63,168		6.000%, due 06/01/17	68,162	0.0
15,210		6.000%, due 09/01/17	16,412	0.0
41,778		6.000%, due 10/01/17	45,081	0.0
59,119		6.000%, due 11/01/17	63,054	0.0
349,153		6.000%, due 07/25/29	392,535	0.1
569,812		6.000%, due 04/25/31	645,913	0.1
127,209		6.000%, due 12/01/37	143,002	0.0
251,274		6.000%, due 02/01/38	282,471	0.1
13,123		7.000%, due 06/01/29	15,694	0.0
509		7.000%, due 08/01/29	611	0.0
2,027		7.000%, due 10/01/29	2,435	0.0
11,048		7.000%, due 10/01/31	13,254	0.0
6,858		7.000%, due 01/01/32	8,227	0.0
2,556		7.000%, due 04/01/32	3,063	0.0
6,352		7.000%, due 05/01/32	7,611	0.0
18,876		7.000%, due 07/01/32	22,617	0.0
5,837		7.500%, due 11/01/29	7,089	0.0
26,892		7.500%, due 10/01/30	32,768	0.0
20,970		7.500%, due 10/01/30	23,210	0.0
			14,117,917	2.6
		Government National Mortgage Association: 0.4%STRIP
10,923		1.625%, due 12/20/29	11,374	0.0
45,689		1.750%, due 04/20/28	47,605	0.0
788,000	W	3.500%, due 02/15/41	861,259	0.2
239,249		4.000%, due 11/20/40	264,322	0.1
233,216		4.500%, due 08/20/41	258,922	0.1
197,644		5.140%, due 10/20/60	227,506	0.0
130,906		5.288%, due 10/20/60	151,746	0.0
51,909		6.500%, due 09/16/38	61,097	0.0
130,882		7.000%, due 05/16/32	150,147	0.0
			2,033,978	0.4
		Total U.S. Government Agency Obligations (Cost $31,363,037)	32,258,159	6.0

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.0%
		Interest Rate Swaptions: 0.0%
8,236,000	@	Call Swaption, Receive a fixed rate equal to 1.500% and pay a floating based on 3-month-USD-LIBOR, Exp. 11/29/12 Counterparty: Citigroup, Inc.	$22,452	0.0

		Options on Currencies: 0.0%
2,700,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.1789 Exp. 11/19/12 Counterparty: Deutsche Bank AG	13,680	0.0
2,800,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.275 Exp. 01/04/13 Counterparty: Barclays Bank PLC	40,129	0.0
2,700,000	@	JPY Put vs. USD Call Currency Option, Strike @ 80.500 Exp. 01/04/13 Counterparty: Deutsche Bank AG	13,126	0.0
			66,935	0.0
		Total Purchased Options (Cost $156,083)	89,387	0.0
		Total Long-Term Investments (Cost $489,770,330)	518,584,172	96.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.5%
		Securities Lending Collateral(cc)(1): 1.2%
1,471,810		Citigroup, Inc., Repurchase Agreement dated 09/25/12, 0.25%, due 10/02/12 (Repurchase Amount $1,471,881, collateralized by various U.S. Government Agency Obligations, 2.375%-7.000%, Market Value plus accrued interest $1,501,246, due 09/01/18-08/01/48)	$1,471,810	0.3
1,471,810		Deutsche Bank AG, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $1,471,840, collateralized by various U.S. Government Securities, 0.500%-7.500%, Market Value plus accrued interest $1,501,246, due 06/30/14-03/31/19)	1,471,810	0.3
1,471,810		Merrill Lynch & Co., Inc., Repurchase Agreement dated 09/28/12, 0.17%, due 10/01/12 (Repurchase Amount $1,471,831, collateralized by various U.S. Government Agency Obligations, 1.250%-5.870%, Market Value plus accrued interest $1,501,257, due 08/20/13-01/22/37)	1,471,810	0.3
1,471,810		Mizuho Securities USA Inc., Repurchase Agreement dated 09/28/12, 0.29%, due 10/01/12 (Repurchase Amount $1,471,845, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-10.000%, Market Value plus accrued interest $1,501,246, due 10/24/12-10/01/40)	1,471,810	0.3
309,894		Morgan Stanley, Repurchase Agreement dated 09/28/12, 0.25%, due 10/01/12 (Repurchase Amount $309,900, collateralized by various U.S. Government Agency Obligations, 2.452%-5.000%, Market Value plus accrued interest $316,092, due 07/01/41-09/01/42)	309,894	0.0
			6,197,134	1.2

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS (continued)
Foreign Government Bonds: 0.2%
MXN	21,380,200	Z	Mexico Cetes, 4.510%, 03/21/13	$1,625,970	0.2
MXN	85,400	Z	Mexico Cetes, 4.250%, 04/04/13	6,483	0.0
				1,632,453	0.2
Mutual Funds: 2.1%
11,309,596			BlackRock Liquidity Funds, TempFund, Institutional Class (Cost $11,309,596)	11,309,596	2.1
			Total Short-Term Investments (Cost $19,135,199)	19,139,183	3.5
			Total Investments in Securities (Cost $508,905,529)	$537,723,355	100.0
			Liabilities in Excess of Other Assets	(171,971)	—
			Net Assets	$537,551,384	100.0

		†	Unless otherwise indicated, principal amount is shown in USD.
		#	Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		@	Non-income producing security
		&	Payment-in-kind
		ADR	American Depositary Receipt
		GDR	Global Depositary Receipt
		STRIP	Separate Trading of Registered Interest and Principal of Securities
		P	Preferred Stock may be called prior to convertible date.
		cc	Securities purchased with cash collateral for securities loaned.
		W	Settlement is on a when-issued or delayed-delivery basis.
		L	Loaned security, a portion or all of the security is on loan at September 30, 2012.
		±	Defaulted security
		X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

		Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
		(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

		BRL	Brazilian Real
		EUR	EU Euro
		GBP	British Pound
		HUF	Hungarian Forint
		MXN	Mexican Peso
		MYR	Malaysian Ringgit
		RUB	Russian Ruble
		THB	Thai Baht
		ZAR	South African Rand
Cost for federal income tax purposes is $512,431,988.
Net unrealized appreciation consists of:
			Gross Unrealized Appreciation	$37,971,927
			Gross Unrealized Depreciation	(12,680,560)
			Net Unrealized Appreciation	$25,291,367

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2012
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,265,187	$5,394,252	$—	$41,659,439
Consumer Staples	23,546,841	4,663,801	—	28,210,642
Energy	31,097,413	7,856,819	—	38,954,232
Financials	41,738,955	18,950,505	—	60,689,460
Health Care	27,575,954	5,830,437	—	33,406,391
Industrials	28,724,387	5,702,097	—	34,426,484
Information Technology	47,389,050	10,721,107	—	58,110,157
Materials	11,523,228	7,258,288	—	18,781,516
Telecommunication Services	7,202,122	6,651,504	—	13,853,626
Utilities	8,806,736	2,474,225	—	11,280,961
Total Common Stock	263,869,873	75,503,035	—	339,372,908
Exchange-Traded Funds	26,751,085	—	—	26,751,085
Preferred Stock	791,814	124,250	—	916,064
Rights	1,787	—	—	1,787
Purchased Options	—	89,387	—	89,387
Corporate Bonds/Notes	—	50,708,974	3,280,013	53,988,987
Collateralized Mortgage Obligations	—	21,431,750	—	21,431,750
Short-Term Investments	11,309,596	7,829,587	—	19,139,183
U.S. Treasury Obligations	—	9,093,786	—	9,093,786
Foreign Government Bonds	—	28,409,192	—	28,409,192
Asset-Backed Securities	—	6,271,067	—	6,271,067
U.S. Government Agency Obligations	—	32,258,159	—	32,258,159
Total Investments, at fair value	$302,724,155	$231,719,187	$3,280,013	$537,723,355
Other Financial Instruments+
Swaps	—	118,914	—	118,914
Futures	125,422	—	—	125,422
Forward Foreign Currency Contracts	—	1,669,963	—	1,669,963
Total Assets	$302,849,577	$233,508,064	$3,280,013	$539,637,654
Liabilities Table
Other Financial Instruments+
Swaps	$(61,900)	$(1,428,040)	$—	$(1,489,940)
Futures	(129,456)	—	—	(129,456)
Written Options	—	(11,882)	—	(11,882)
Forward Foreign Currency Contracts	—	(1,350,620)	—	(1,350,620)
Total Liabilities	$(191,356)	$(2,790,542)	$—	$(2,981,898)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no transfers in or out of Levels 1, 2 or 3 of the fair value hierarchy during the six months ended September 30, 2012.

At September 30, 2012, the following forward foreign currency contracts were outstanding for the ING Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	British Pound	329,992	Buy	10/05/12	$533,000	$532,863	$(137)
Barclays Bank PLC	British Pound	179,251	Buy	10/05/12	288,000	289,451	1,451
Barclays Bank PLC	British Pound	329,794	Buy	10/05/12	525,000	532,544	7,544
Barclays Bank PLC	New Zealand Dollar	280,698	Buy	10/05/12	225,000	232,566	7,566

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Barclays Bank PLC	Swedish Krona	964,892	Buy	10/05/12	144,000	146,868	2,868
Barclays Bank PLC	Brazilian Real	909,028	Buy	10/05/12	445,995	448,075	2,080
Barclays Bank PLC	British Pound	244,881	Buy	10/05/12	384,000	395,429	11,429
Barclays Bank PLC	EU Euro	70,404	Buy	11/30/12	91,000	90,530	(470)
Barclays Bank PLC	EU Euro	406,528	Buy	11/30/12	530,000	522,745	(7,255)
Barclays Bank PLC	Swedish Krona	1,093,077	Buy	10/05/12	157,000	166,379	9,379
Barclays Bank PLC	EU Euro	738,597	Buy	11/30/12	959,000	949,745	(9,255)
Barclays Bank PLC	Norwegian Krone	623,999	Buy	10/05/12	102,000	108,901	6,901
Barclays Bank PLC	Russian Ruble	34,934,155	Buy	11/30/12	1,094,000	1,108,341	14,341
Barclays Bank PLC	Australian Dollar	628,861	Buy	11/30/12	645,000	648,818	3,818
Barclays Bank PLC	Canadian Dollar	174,250	Buy	11/30/12	175,000	176,998	1,998
Barclays Bank PLC	EU Euro	431,342	Buy	11/30/12	533,100	554,651	21,551
Barclays Bank PLC	Canadian Dollar	1,672,845	Buy	11/30/12	1,686,998	1,699,228	12,230
Barclays Bank PLC	Swiss Franc	178,695	Buy	01/11/13	190,230	190,373	143
Barclays Bank PLC	Singapore Dollar	350,279	Buy	01/11/13	283,948	285,427	1,479
Citigroup, Inc.	Hungarian Forint	31,771,392	Buy	10/05/12	139,773	143,079	3,306
Citigroup, Inc.	Norwegian Krone	2,292,233	Buy	10/05/12	393,000	400,042	7,042
Citigroup, Inc.	South Korean Won	460,327,600	Buy	11/30/12	412,000	412,894	894
Citigroup, Inc.	Czech Koruna	232,792	Buy	11/30/12	11,967	11,900	(67)
Citigroup, Inc.	South Korean Won	107,000,000	Buy	11/30/12	95,294	95,974	680
Citigroup, Inc.	Australian Dollar	167,919	Buy	11/30/12	174,000	173,248	(752)
Citigroup, Inc.	Canadian Dollar	103,917	Buy	11/30/12	105,000	105,555	555
Citigroup, Inc.	Canadian Dollar	478,309	Buy	11/30/12	482,000	485,853	3,853
Citigroup, Inc.	EU Euro	1,706,230	Buy	11/30/12	2,140,000	2,194,000	54,000
Citigroup, Inc.	Canadian Dollar	264,348	Buy	11/30/12	266,000	268,517	2,517
Citigroup, Inc.	Israeli New Shekel	755,939	Buy	11/30/12	186,713	192,383	5,670
Citigroup, Inc.	Polish Zloty	2,894,174	Buy	11/30/12	864,130	896,679	32,549
Citigroup, Inc.	EU Euro	66,208	Buy	11/30/12	82,000	85,135	3,135
Credit Suisse First Boston	Norwegian Krone	2,219,496	Buy	10/05/12	388,000	387,348	(652)
Credit Suisse First Boston	Swedish Krona	1,742,411	Buy	10/05/12	263,000	265,215	2,215
Credit Suisse First Boston	Norwegian Krone	1,040,899	Buy	10/05/12	180,000	181,658	1,658
Credit Suisse First Boston	Swedish Krona	3,499,924	Buy	10/05/12	525,000	532,730	7,730
Credit Suisse First Boston	Swedish Krona	1,132,094	Buy	10/05/12	171,000	172,318	1,318
Credit Suisse First Boston	British Pound	131,616	Buy	10/05/12	209,000	212,530	3,530
Credit Suisse First Boston	British Pound	771,410	Buy	10/05/12	1,224,000	1,245,657	21,657
Credit Suisse First Boston	Swedish Krona	4,942,965	Buy	10/05/12	746,000	752,378	6,378
Credit Suisse First Boston	Norwegian Krone	1,153,682	Buy	10/05/12	198,000	201,341	3,341
Credit Suisse First Boston	Norwegian Krone	1,167,242	Buy	10/05/12	200,000	203,708	3,708
Credit Suisse First Boston	Swiss Franc	237,658	Buy	10/05/12	245,000	252,719	7,719
Credit Suisse First Boston	Swedish Krona	1,182,568	Buy	10/05/12	176,000	180,001	4,001

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Canadian Dollar	145,318	Buy	11/30/12	$148,000	$147,610	$(390)
Credit Suisse First Boston	Turkish Lira	1,223,192	Buy	11/30/12	677,931	674,735	(3,196)
Credit Suisse First Boston	Canadian Dollar	174,774	Buy	11/30/12	180,000	177,531	(2,469)
Credit Suisse First Boston	Norwegian Krone	676,829	Buy	10/05/12	111,000	118,121	7,121
Credit Suisse First Boston	Norwegian Krone	671,002	Buy	10/05/12	110,000	117,104	7,104
Credit Suisse First Boston	Mexican Peso	85,602	Buy	11/30/12	6,536	6,609	73
Credit Suisse First Boston	Mexican Peso	5,216,096	Buy	11/30/12	398,249	402,718	4,469

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Credit Suisse First Boston	Norwegian Krone	661,234	Buy	10/05/12	108,000	115,399	7,399
Credit Suisse First Boston	Swiss Franc	1,003,991	Buy	10/05/12	1,031,101	1,067,614	36,513
Credit Suisse First Boston	Singapore Dollar	409,418	Buy	10/05/12	322,133	333,618	11,485
Credit Suisse First Boston	South African Rand	3,539,314	Buy	11/30/12	415,483	421,583	6,100
Credit Suisse First Boston	South African Rand	56,563	Buy	11/30/12	6,640	6,737	97
Credit Suisse First Boston	British Pound	392,966	Buy	01/11/13	638,000	634,369	(3,631)
Credit Suisse First Boston	Japanese Yen	5,228,612	Buy	11/30/12	66,000	67,034	1,034
Credit Suisse First Boston	Norwegian Krone	1,278,259	Buy	01/11/13	223,000	222,263	(737)
Credit Suisse First Boston	Danish Krone	849,772	Buy	01/11/13	146,714	146,813	99
Credit Suisse First Boston	British Pound	203,799	Buy	01/11/13	329,313	328,995	(318)
Credit Suisse First Boston	Norwegian Krone	9,248,229	Buy	01/11/13	1,596,721	1,608,075	11,354
Credit Suisse First Boston	New Zealand Dollar	1,286,975	Buy	01/11/13	1,048,561	1,059,221	10,660
Credit Suisse First Boston	Swedish Krona	5,859,639	Buy	01/11/13	882,265	889,328	7,063
Deutsche Bank AG	New Zealand Dollar	429,168	Buy	10/05/12	354,000	355,577	1,577
Deutsche Bank AG	New Zealand Dollar	112,086	Buy	10/05/12	93,000	92,866	(134)
Deutsche Bank AG	Hungarian Forint	83,160,884	Buy	10/05/12	377,000	374,507	(2,493)
Deutsche Bank AG	Singapore Dollar	1,328,375	Buy	10/05/12	1,065,000	1,082,436	17,436
Deutsche Bank AG	Norwegian Krone	6,385,467	Buy	10/05/12	1,076,000	1,114,395	38,395
Deutsche Bank AG	British Pound	396,650	Buy	10/05/12	617,242	640,502	23,260
Deutsche Bank AG	Mexican Peso	824,920	Buy	11/30/12	63,882	63,689	(193)
Deutsche Bank AG	Turkish Lira	1,833,465	Buy	11/30/12	1,016,168	1,011,373	(4,795)
Deutsche Bank AG	Mexican Peso	2,397,874	Buy	11/30/12	185,702	185,132	(570)
Deutsche Bank AG	Polish Zloty	2,065,363	Buy	11/30/12	643,000	639,895	(3,105)
Deutsche Bank AG	Norwegian Krone	3,211,973	Buy	10/05/12	529,000	560,555	31,555
Deutsche Bank AG	Australian Dollar	143,082	Buy	11/30/12	149,000	147,622	(1,378)
Deutsche Bank AG	Canadian Dollar	373,128	Buy	11/30/12	382,000	379,012	(2,988)
Deutsche Bank AG	Swiss Franc	75,988	Buy	10/05/12	77,000	80,804	3,804
Deutsche Bank AG	Canadian Dollar	1,056,907	Buy	11/30/12	1,082,000	1,073,576	(8,424)
Deutsche Bank AG	South African Rand	4,008,920	Buy	11/30/12	488,000	477,520	(10,480)
Deutsche Bank AG	Japanese Yen	20,991,150	Buy	11/30/12	270,000	269,118	(882)
Deutsche Bank AG	South African Rand	9,948,365	Buy	11/30/12	1,211,000	1,184,993	(26,007)
Deutsche Bank AG	EU Euro	838,679	Buy	11/30/12	1,057,962	1,078,437	20,475
Deutsche Bank AG	Colombian Peso	528,556,955	Buy	10/05/12	292,635	293,450	815
Deutsche Bank AG	Chilean Peso	129,571,533	Buy	10/05/12	257,239	272,917	15,678
Deutsche Bank AG	Danish Krone	849,772	Buy	10/05/12	140,950	146,489	5,539
Deutsche Bank AG	Indian Rupee	65,827,729	Buy	12/14/12	1,205,967	1,230,060	24,093
Deutsche Bank AG	Indian Rupee	27,838,400	Buy	12/14/12	508,000	520,190	12,190
Deutsche Bank AG	Indian Rupee	31,400,400	Buy	12/14/12	573,000	586,749	13,749
Deutsche Bank AG	South African Rand	6,043,546	Buy	11/30/12	709,104	719,873	10,769

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	South African Rand	6,969,000	Buy	11/30/12	$818,682	$830,107	$11,425
Deutsche Bank AG	Australian Dollar	195,353	Buy	11/30/12	202,000	201,553	(447)
Deutsche Bank AG	Taiwan New Dollar	1,226,729	Buy	11/30/12	40,891	41,856	965
Deutsche Bank AG	EU Euro	13,462	Buy	11/30/12	16,613	17,310	697
Deutsche Bank AG	EU Euro	2,440,290	Buy	11/30/12	3,011,518	3,137,910	126,392
Deutsche Bank AG	Japanese Yen	634,088,785	Buy	11/30/12	7,991,541	8,129,367	137,826
Deutsche Bank AG	South Korean Won	285,933,557	Buy	11/30/12	250,255	256,471	6,216
Deutsche Bank AG	Malaysian Ringgit	3,623,443	Buy	11/30/12	1,151,872	1,180,081	28,209
Deutsche Bank AG	Turkish Lira	887,986	Buy	11/30/12	485,693	489,829	4,136
HSBC	Brazilian Real	1,257,983	Buy	10/05/12	615,000	620,082	5,082
HSBC	South Korean Won	916,523,300	Buy	11/30/12	814,000	822,083	8,083
HSBC	Brazilian Real	1,829,813	Buy	10/05/12	888,000	901,947	13,947
HSBC	Australian Dollar	514,790	Buy	11/30/12	525,000	531,127	6,127
HSBC	Australian Dollar	514,815	Buy	11/30/12	525,000	531,153	6,153

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

HSBC	Australian Dollar	986,538	Buy	11/30/12	1,011,567	1,017,846	6,279
JPMorgan Chase & Co.	British Pound	315,864	Buy	10/05/12	513,000	510,050	(2,950)
JPMorgan Chase & Co.	New Zealand Dollar	641,895	Buy	10/05/12	533,000	531,826	(1,174)
JPMorgan Chase & Co.	British Pound	292,967	Buy	10/05/12	472,000	473,077	1,077
JPMorgan Chase & Co.	New Zealand Dollar	326,471	Buy	10/05/12	263,000	270,489	7,489
JPMorgan Chase & Co.	New Zealand Dollar	327,995	Buy	10/05/12	263,000	271,752	8,752
JPMorgan Chase & Co.	New Zealand Dollar	182,956	Buy	10/05/12	145,000	151,583	6,583
JPMorgan Chase & Co.	British Pound	217,274	Buy	10/05/12	342,000	350,849	8,849
JPMorgan Chase & Co.	British Pound	128,373	Buy	10/05/12	201,000	207,294	6,294
JPMorgan Chase & Co.	British Pound	53,615	Buy	10/05/12	83,943	86,577	2,634
JPMorgan Chase & Co.	Mexican Peso	17,936,642	Buy	11/30/12	1,391,092	1,384,829	(6,263)
JPMorgan Chase & Co.	Australian Dollar	509,872	Buy	11/30/12	530,000	526,052	(3,948)
JPMorgan Chase & Co.	Czech Koruna	282,023	Buy	11/30/12	14,773	14,416	(357)
JPMorgan Chase & Co.	EU Euro	1,693,736	Buy	11/30/12	2,213,801	2,177,934	(35,867)
JPMorgan Chase & Co.	Australian Dollar	853,301	Buy	11/30/12	887,000	880,380	(6,620)
JPMorgan Chase & Co.	Hungarian Forint	222,824,448	Buy	10/05/12	949,014	1,003,468	54,454
JPMorgan Chase & Co.	Hungarian Forint	129,907,140	Buy	10/05/12	553,193	585,025	31,832
JPMorgan Chase & Co.	Mexican Peso	6,670,067	Buy	11/30/12	507,000	514,974	7,974
JPMorgan Chase & Co.	South African Rand	4,256,468	Buy	11/30/12	507,000	507,006	6
JPMorgan Chase & Co.	New Zealand Dollar	235,969	Buy	10/05/12	187,000	195,506	8,506
JPMorgan Chase & Co.	New Zealand Dollar	209,554	Buy	10/05/12	166,000	173,620	7,620
JPMorgan Chase & Co.	Hungarian Forint	50,886,500	Buy	10/05/12	213,898	229,163	15,265
JPMorgan Chase & Co.	Norwegian Krone	1,484,918	Buy	10/05/12	243,018	259,149	16,131
JPMorgan Chase & Co.	Swedish Krona	3,402,377	Buy	10/05/12	484,075	517,882	33,807
JPMorgan Chase & Co.	Mexican Peso	7,158,479	Buy	11/30/12	537,000	552,683	15,683
JPMorgan Chase & Co.	Mexican Peso	7,391,122	Buy	11/30/12	553,000	570,644	17,644

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase & Co.	Russian Ruble	77,708,391	Buy	11/30/12	$2,365,048	$2,465,421	$100,373
UBS Warburg LLC	New Zealand Dollar	278,164	Buy	10/05/12	223,000	230,466	7,466
UBS Warburg LLC	Norwegian Krone	2,520,917	Buy	10/05/12	432,000	439,952	7,952
UBS Warburg LLC	Norwegian Krone	2,189,810	Buy	10/05/12	375,000	382,167	7,167
UBS Warburg LLC	British Pound	70,051	Buy	10/05/12	110,000	113,117	3,117
UBS Warburg LLC	British Pound	129,756	Buy	10/05/12	203,000	209,528	6,528
UBS Warburg LLC	Australian Dollar	772,929	Buy	11/30/12	797,000	797,457	457
UBS Warburg LLC	New Zealand Dollar	656,328	Buy	10/05/12	529,000	543,784	14,784
UBS Warburg LLC	New Zealand Dollar	654,395	Buy	10/05/12	525,000	542,182	17,182
UBS Warburg LLC	New Zealand Dollar	654,427	Buy	10/05/12	525,000	542,209	17,209
UBS Warburg LLC	Australian Dollar	179,200	Buy	11/30/12	186,000	184,887	(1,113)
UBS Warburg LLC	Japanese Yen	55,399,238	Buy	11/30/12	704,000	710,249	6,249
UBS Warburg LLC	Australian Dollar	280,727	Buy	11/30/12	294,000	289,636	(4,364)
UBS Warburg LLC	Australian Dollar	521,712	Buy	11/30/12	542,000	538,269	(3,731)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

UBS Warburg LLC	Swedish Krona	3,709,155	Buy	10/05/12	533,000	564,577	31,577
UBS Warburg LLC	Canadian Dollar	157,743	Buy	11/30/12	161,000	160,231	(769)
UBS Warburg LLC	Norwegian Krone	3,175,268	Buy	10/05/12	520,000	554,150	34,150
UBS Warburg LLC	Norwegian Krone	3,175,581	Buy	10/05/12	520,000	554,204	34,204
UBS Warburg LLC	South African Rand	2,180,379	Buy	11/30/12	263,000	259,714	(3,286)
UBS Warburg LLC	Australian Dollar	181,910	Buy	11/30/12	189,000	187,682	(1,318)
UBS Warburg LLC	Australian Dollar	368,884	Buy	11/30/12	382,000	380,590	(1,410)
							$1,348,297

Barclays Bank PLC	Norwegian Krone	962,084	Sell	10/05/12	$168,000	$167,903	$97
Barclays Bank PLC	British Pound	126,185	Sell	10/05/12	202,000	203,761	(1,761)
Barclays Bank PLC	Norwegian Krone	224,252	Sell	10/05/12	39,000	39,137	(137)
Barclays Bank PLC	EU Euro	822,423	Sell	11/30/12	1,062,865	1,057,535	5,330
Barclays Bank PLC	EU Euro	121,100	Sell	11/30/12	156,517	155,720	797
Barclays Bank PLC	South Korean Won	461,142,000	Sell	11/30/12	411,000	413,625	(2,625)
Barclays Bank PLC	Swedish Krona	3,682,103	Sell	10/05/12	519,000	560,459	(41,459)
Barclays Bank PLC	EU Euro	497,395	Sell	11/30/12	626,000	639,588	(13,588)
Barclays Bank PLC	New Zealand Dollar	1,116,025	Sell	10/05/12	882,065	924,655	(42,590)
Barclays Bank PLC	EU Euro	652,064	Sell	11/30/12	821,662	838,473	(16,811)
Barclays Bank PLC	South African Rand	24,595,411	Sell	11/30/12	2,920,824	2,929,666	(8,842)
Barclays Bank PLC	Mexican Peso	66,336	Sell	11/30/12	5,000	5,122	(122)
Barclays Bank PLC	Hungarian Forint	129,862,274	Sell	01/11/13	576,112	577,922	(1,810)
Citigroup, Inc.	Hungarian Forint	150,279,900	Sell	10/05/12	684,404	676,771	7,633
Citigroup, Inc.	Norwegian Krone	1,016,219	Sell	10/05/12	177,000	177,351	(351)
Citigroup, Inc.	New Zealand Dollar	707,013	Sell	10/05/12	563,000	585,778	(22,778)
Citigroup, Inc.	Norwegian Krone	2,421,657	Sell	10/05/12	408,000	422,629	(14,629)
Citigroup, Inc.	Mexican Peso	4,644,548	Sell	10/05/12	352,380	360,631	(8,251)
Citigroup, Inc.	Mexican Peso	9,289,096	Sell	10/05/12	704,530	721,261	(16,731)
Citigroup, Inc.	New Zealand Dollar	666,302	Sell	10/05/12	535,000	552,048	(17,048)
Citigroup, Inc.	South African Rand	500,481	Sell	11/30/12	60,676	59,615	1,061
Citigroup, Inc.	Swedish Krona	389,450	Sell	10/05/12	57,000	59,279	(2,279)
Citigroup, Inc.	New Zealand Dollar	457,294	Sell	10/05/12	369,000	378,880	(9,880)
Citigroup, Inc.	South African Rand	1,757,171	Sell	11/30/12	213,420	209,304	4,116
Citigroup, Inc.	South African Rand	2,832,040	Sell	11/30/12	340,741	337,336	3,405
Citigroup, Inc.	Norwegian Krone	639,874	Sell	10/05/12	105,000	111,671	(6,671)
Citigroup, Inc.	Hungarian Forint	250,655,500	Sell	10/05/12	1,053,389	1,128,802	(75,413)
Citigroup, Inc.	Hungarian Forint	90,844,688	Sell	10/05/12	381,758	409,110	(27,352)
Citigroup, Inc.	EU Euro	257,697	Sell	11/30/12	325,000	331,367	(6,367)
Citigroup, Inc.	Canadian Dollar	536,710	Sell	11/30/12	540,000	545,174	(5,174)
Citigroup, Inc.	Mexican Peso	1,525,075	Sell	11/30/12	113,000	117,746	(4,746)
Citigroup, Inc.	EU Euro	855,787	Sell	11/30/12	1,075,000	1,100,437	(25,437)
Citigroup, Inc.	Mexican Peso	12,653	Sell	11/30/12	951	977	(26)
Citigroup, Inc.	EU Euro	2,130,970	Sell	11/30/12	2,661,522	2,740,163	(78,641)
Citigroup, Inc.	South African Rand	768,210	Sell	11/30/12	92,000	91,505	495
Citigroup, Inc.	Mexican Peso	10,103,469	Sell	11/30/12	757,563	780,056	(22,493)
Citigroup, Inc.	Mexican Peso	311,439	Sell	11/30/12	23,352	24,045	(693)
Credit Suisse First Boston	Hungarian Forint	156,632,550	Sell	10/05/12	714,401	705,379	9,022
Credit Suisse First Boston	British Pound	247,983	Sell	10/05/12	402,000	400,437	1,563

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Credit Suisse First Boston	Norwegian Krone	924,158	Sell	10/05/12	$162,000	$161,285	$715
Credit Suisse First Boston	Swedish Krona	5,254,854	Sell	10/05/12	797,000	799,851	(2,851)
Credit Suisse First Boston	Norwegian Krone	3,593,719	Sell	10/05/12	629,000	627,178	1,822
Credit Suisse First Boston	British Pound	454,468	Sell	10/05/12	738,000	733,865	4,135
Credit Suisse First Boston	Swiss Franc	897,997	Sell	10/05/12	959,000	954,903	4,097
Credit Suisse First Boston	Norwegian Krone	695,250	Sell	10/05/12	121,000	121,335	(335)
Credit Suisse First Boston	Swiss Franc	240,946	Sell	10/05/12	255,000	256,215	(1,215)
Credit Suisse First Boston	Norwegian Krone	1,573,387	Sell	10/05/12	271,000	274,588	(3,588)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Credit Suisse First Boston	Swedish Krona	5,404,844	Sell	10/05/12	806,000	822,681	(16,681)
Credit Suisse First Boston	British Pound	234,484	Sell	10/05/12	371,000	378,639	(7,639)
Credit Suisse First Boston	British Pound	206,142	Sell	10/05/12	327,000	332,874	(5,874)
Credit Suisse First Boston	Norwegian Krone	1,191,632	Sell	10/05/12	202,000	207,964	(5,964)
Credit Suisse First Boston	Norwegian Krone	1,201,187	Sell	10/05/12	204,000	209,632	(5,632)
Credit Suisse First Boston	Norwegian Krone	1,618,419	Sell	10/05/12	272,000	282,447	(10,447)
Credit Suisse First Boston	Norwegian Krone	1,625,076	Sell	10/05/12	268,000	283,609	(15,609)
Credit Suisse First Boston	Japanese Yen	37,857,625	Sell	11/30/12	488,000	485,356	2,644
Credit Suisse First Boston	Turkish Lira	409,845	Sell	11/30/12	226,553	226,078	475
Credit Suisse First Boston	Norwegian Krone	3,237,115	Sell	10/05/12	529,000	564,943	(35,943)
Credit Suisse First Boston	South African Rand	1,286,880	Sell	11/30/12	151,067	153,286	(2,219)
Credit Suisse First Boston	Australian Dollar	213,723	Sell	11/30/12	220,000	220,505	(505)
Credit Suisse First Boston	Australian Dollar	1,801,029	Sell	11/30/12	1,861,529	1,858,184	3,345
Credit Suisse First Boston	Czech Koruna	5,741,125	Sell	11/30/12	283,735	293,471	(9,736)
Credit Suisse First Boston	British Pound	249,867	Sell	01/11/13	403,982	403,363	619
Credit Suisse First Boston	South African Rand	5,180,495	Sell	11/30/12	626,943	617,071	9,872
Credit Suisse First Boston	South African Rand	504,264	Sell	11/30/12	61,040	60,065	975
Deutsche Bank AG	Swedish Krona	1,078,573	Sell	10/05/12	164,000	164,172	(172)
Deutsche Bank AG	Norwegian Krone	2,478,288	Sell	10/05/12	427,000	432,512	(5,512)
Deutsche Bank AG	British Pound	687,670	Sell	10/05/12	1,076,000	1,110,435	(34,435)
Deutsche Bank AG	Australian Dollar	695,051	Sell	11/30/12	722,000	717,108	4,892
Deutsche Bank AG	EU Euro	462,109	Sell	11/30/12	599,000	594,214	4,786
Deutsche Bank AG	Australian Dollar	770,121	Sell	11/30/12	797,000	794,561	2,439
Deutsche Bank AG	Mexican Peso	12,524	Sell	11/30/12	967	966	1
Deutsche Bank AG	Mexican Peso	15,944,229	Sell	11/30/12	1,218,000	1,231,002	(13,002)
Deutsche Bank AG	Brazilian Real	6,373,472	Sell	10/05/12	3,088,671	3,141,598	(52,927)
Deutsche Bank AG	Brazilian Real	11,536,218	Sell	10/05/12	5,590,607	5,686,406	(95,799)
Deutsche Bank AG	Colombian Peso	1,177,984,500	Sell	10/05/12	651,000	654,005	(3,005)
Deutsche Bank AG	Australian Dollar	197,484	Sell	11/30/12	203,000	203,751	(751)
Deutsche Bank AG	Australian Dollar	222,841	Sell	11/30/12	230,000	229,913	87
Deutsche Bank AG	Australian Dollar	213,473	Sell	11/30/12	221,000	220,248	752
Deutsche Bank AG	Russian Ruble	21,259,340	Sell	11/30/12	659,000	674,486	(15,486)
Deutsche Bank AG	Russian Ruble	51,171,188	Sell	11/30/12	1,568,874	1,623,486	(54,612)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Deutsche Bank AG	Thai Baht	11,056,743	Sell	11/30/12	$348,738	$357,592	$(8,854)
Deutsche Bank AG	Russian Ruble	91,375,882	Sell	11/30/12	2,801,523	2,899,043	(97,520)
Deutsche Bank AG	Australian Dollar	252,289	Sell	11/30/12	263,000	260,295	2,705
Deutsche Bank AG	South African Rand	512,339	Sell	11/30/12	61,862	61,027	835
Deutsche Bank AG	South African Rand	3,418,714	Sell	11/30/12	412,789	407,218	5,571
Deutsche Bank AG	Mexican Peso	11,151,089	Sell	11/30/12	841,044	860,939	(19,895)
Deutsche Bank AG	Mexican Peso	4,577,815	Sell	11/30/12	345,271	353,439	(8,168)
HSBC	Singapore Dollar	1,387,514	Sell	10/05/12	1,107,000	1,130,626	(23,626)
HSBC	Canadian Dollar	1,042,314	Sell	11/30/12	1,063,000	1,058,752	4,248
HSBC	Australian Dollar	986,538	Sell	11/30/12	1,026,000	1,017,846	8,154
JPMorgan Chase & Co.	British Pound	354,530	Sell	10/05/12	560,000	572,488	(12,488)
JPMorgan Chase & Co.	British Pound	215,512	Sell	10/05/12	341,000	348,003	(7,003)
JPMorgan Chase & Co.	Mexican Peso	13,933,644	Sell	11/30/12	1,071,539	1,075,772	(4,233)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

JPMorgan Chase & Co.	Turkish Lira	1,677,741	Sell	11/30/12	929,607	925,473	4,134
JPMorgan Chase & Co.	British Pound	700,000	Sell	10/05/12	1,098,007	1,130,345	(32,338)
JPMorgan Chase & Co.	Turkish Lira	929,098	Sell	11/30/12	512,501	512,508	(7)
JPMorgan Chase & Co.	British Pound	7,094	Sell	10/05/12	11,000	11,456	(456)
JPMorgan Chase & Co.	EU Euro	810,221	Sell	11/30/12	1,062,000	1,041,844	20,156
JPMorgan Chase & Co.	EU Euro	743,428	Sell	11/30/12	975,000	955,956	19,044
JPMorgan Chase & Co.	Canadian Dollar	511,248	Sell	11/30/12	526,000	519,311	6,689
JPMorgan Chase & Co.	Australian Dollar	181,312	Sell	11/30/12	188,000	187,066	934
JPMorgan Chase & Co.	Canadian Dollar	236,727	Sell	11/30/12	243,000	240,460	2,540
JPMorgan Chase & Co.	Japanese Yen	28,052,727	Sell	11/30/12	359,000	359,651	(651)
JPMorgan Chase & Co.	EU Euro	1,252,144	Sell	11/30/12	1,582,604	1,610,101	(27,497)
JPMorgan Chase & Co.	EU Euro	211,081	Sell	11/30/12	267,000	271,423	(4,423)
JPMorgan Chase & Co.	British Pound	169,657	Sell	10/05/12	262,884	273,959	(11,075)
JPMorgan Chase & Co.	Mexican Peso	15,104	Sell	11/30/12	1,121	1,166	(45)
JPMorgan Chase & Co.	Mexican Peso	11,745	Sell	11/30/12	884	907	(23)
UBS Warburg LLC	New Zealand Dollar	643,664	Sell	10/05/12	531,000	533,292	(2,292)
UBS Warburg LLC	British Pound	48,930	Sell	10/05/12	79,000	79,011	(11)
UBS Warburg LLC	British Pound	81,192	Sell	10/05/12	130,000	131,107	(1,107)
UBS Warburg LLC	British Pound	95,339	Sell	10/05/12	151,000	153,952	(2,952)
UBS Warburg LLC	British Pound	70,975	Sell	10/05/12	112,000	114,610	(2,610)
UBS Warburg LLC	New Zealand Dollar	112,832	Sell	10/05/12	91,000	93,484	(2,484)
UBS Warburg LLC	British Pound	141,199	Sell	10/05/12	219,000	228,006	(9,006)
UBS Warburg LLC	Japanese Yen	42,261,820	Sell	11/30/12	546,000	541,820	4,180
UBS Warburg LLC	Canadian Dollar	397,820	Sell	11/30/12	407,000	404,094	2,906
UBS Warburg LLC	Australian Dollar	326,759	Sell	11/30/12	337,000	337,129	(129)
UBS Warburg LLC	EU Euro	181,609	Sell	11/30/12	229,000	233,526	(4,526)
UBS Warburg LLC	Australian Dollar	96,562	Sell	11/30/12	99,000	99,627	(627)
UBS Warburg LLC	Australian Dollar	216,715	Sell	11/30/12	223,000	223,592	(592)
UBS Warburg LLC	EU Euro	863,958	Sell	11/30/12	1,084,000	1,110,943	(26,943)
							$(1,028,954)

ING Balanced Portfolio Open Futures Contracts on September 30, 2012:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	5	12/06/12	$855,715	$18,297
Australia 10-Year Bond	3	12/17/12	394,877	6,854
Canada 10-Year Bond	6	12/18/12	837,839	5,664
Euro-Bobl 5-Year	20	12/06/12	3,230,358	13,748
Euro-Schatz	24	12/06/12	3,414,737	3,978
Long Gilt	17	12/27/12	3,311,221	3,291
Mini MSCI EAFE Index	2	12/21/12	149,820	(5,504)
S&P 500 E-Mini	105	12/21/12	7,529,550	4,265
S&P Mid 400 E-Mini	4	12/21/12	394,600	(7,398)
Short Gilt	8	12/27/12	1,350,881	(2,834)
U.S. Treasury 2-Year Note	80	12/31/12	17,642,501	6,843
U.S. Treasury 5-Year Note	143	12/31/12	17,822,492	52,400
U.S. Treasury Long Bond	9	12/19/12	1,344,375	(21,237)
			$58,278,966	$78,367
Short Contracts
Euro-Bund	(20)	12/06/12	(3,643,630)	(34,446)
Medium Gilt	(15)	12/27/12	(2,772,942)	1,493
U.S. Treasury 10-Year Note	(124)	12/19/12	(16,552,063)	(58,037)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

U.S. Treasury Ultra Long Bond	(5)	12/19/12	(826,094)	8,589
			$(23,794,729)	$(82,401)

ING Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on September 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	284,000	$16,998	$17,869	$(871)
Citigroup, Inc.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	140,000	8,379	$9,178	(799)
JPMorgan Chase & Co.	MBIA Inc.	Buy	(5.000)	09/20/13	USD	959,000	57,396	$32,835	24,561
							$82,773	$59,882	$22,891

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection(4)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 09/30/12 (%) (5)	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD 284,000	$(42,012)	$(22,598)	$(19,414)
Citigroup, Inc.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD 139,000	(20,562)	$(10,139)	(10,423)
Goldman Sachs & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD 241,000	(35,651)	$(17,356)	(18,295)
JPMorgan Chase & Co.	MBIA Global Funding, LLC	Sell	5.000	09/20/13	22.860	USD 480,000	(71,007)	$(17,349)	(53,658)
							$(169,232)	$(67,442)	$(101,790)

(1)

If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)

The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

(4)

If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the  Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

ING Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on September 30, 2012:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 3.660% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Citigroup, Inc.	08/14/16	AUD	3,550,000	$28,704	$—	$28,704
Receive a fixed rate equal to 3.270% and pay a floating rate based on 6-month AUD-BBR-BBSW Counterparty: Deutsche Bank AG	07/17/16	AUD	7,200,000	7,437	—	7,437

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Bank of America	01/02/17	BRL	10,000,000	(223,419)	—	(223,419)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Deutsche Bank AG	01/02/17	BRL	6,000,000	(134,467)	—	(134,467)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.365% Counterparty: Goldman Sachs & Co.	01/02/17	BRL	6,400,000	(143,431)	—	(143,431)
Receive a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized and pay a fixed rate equal to 10.360% Counterparty: Morgan Stanley	01/02/17	BRL	6,000,000	(134,052)	—	(134,052)
Receive a fixed rate equal to 4.750% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/01/17	CLP	950,000,000	(23,882)	—	(23,882)
Receive a fixed rate equal to 4.790% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/02/17	CLP	950,000,000	(20,633)	—	(20,633)
Receive a fixed rate equal to 4.830% and pay a floating rate based on the 6-month CLP-CHIBNOM Counterparty: Bank of America	02/03/17	CLP	950,000,000	(17,385)	—	(17,385)
Receive a floating rate based on the 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.850% Counterparty: Bank of America	03/23/17	CZK	30,000,000	(61,598)	—	(61,598)
Receive a floating rate based on 6-month CZK-PRIBOR-PRBO and pay a fixed rate equal to 1.755% Counterparty: Deutsche Bank AG	12/12/16	CZK	38,000,000	(67,837)	—	(67,837)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.665% Counterparty: Bank of America	04/05/17	KRW	2,000,000,000	(67,228)	—	(67,228)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.660% Counterparty: Credit Suisse First Boston	03/26/17	KRW	2,250,000,000	(74,917)	—	(74,917)
Receive a floating rate based on the 3-month KRW-CD-KSDA-Bloomberg and pay a fixed rate equal to 3.390% Counterparty: Deutsche Bank AG	05/10/14	KRW	3,200,000,000	(26,722)	—	(26,722)
Receive a fixed rate equal to 4.770% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/11/14	MXN	32,000,000	(5,194)	—	(5,194)

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.780% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: Credit Suisse First Boston	06/13/14	MXN	38,000,000	$(5,731)	$—	$(5,731)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.350% Counterparty: Credit Suisse First Boston	06/07/17	MXN	13,000,000	(5,198)	—	(5,198)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.480% Counterparty: Credit Suisse First Boston	05/06/22	MXN	9,550,000	(40,222)	—	(40,222)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.490% Counterparty: Credit Suisse First Boston	05/23/22	MXN	9,500,000	(40,571)	—	(40,571)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.370% Counterparty: Deutsche Bank AG	05/25/22	MXN	9,500,000	(33,301)	—	(33,301)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.000% Counterparty: Deutsche Bank AG	09/08/22	MXN	8,000,000	(7,981)	—	(7,981)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 5.310% Counterparty: JPMorgan Chase & Co.	09/13/17	MXN	14,500,000	(1,909)	—	(1,909)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.310% Counterparty: JPMorgan Chase & Co.	06/03/22	MXN	9,000,000	(28,033)	—	(28,033)
Receive a fixed rate equal to 4.755% and pay a floating rate based on the 28-day MXN-TIIE-BANXICO Counterparty: UBS Warburg LLC	06/13/14	MXN	48,000,000	(8,875)	—	(8,875)
Receive a floating rate based on the 28-day MXN-TIIE-BANXICO and pay a fixed rate equal to 6.305% Counterparty: UBS Warburg LLC	06/03/22	MXN	10,000,000	(30,832)	—	(30,832)
Receive a floating rate based on 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 5.095% Counterparty: Bank of America	12/01/16	PLN	6,500,000	(68,746)	—	(68,746)
Receive a floating rate based on the 6-month PLN-WIBOR-WIBO and pay a fixed rate equal to 4.800% Counterparty: Deutsche Bank AG	06/04/17	PLN	4,500,000	(34,897)	—	(34,897)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 0.792% Counterparty: JPMorgan Chase & Co.	09/26/17	USD	5,150,000	(6,119)	—	(6,119)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 5.850% Counterparty: Barclays Bank PLC	09/17/17	ZAR	10,000,000	(4,534)	—	(4,534)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 5.810% Counterparty: Barclays Bank PLC	09/18/17	ZAR	6,900,000	(1,655)	—	(1,655)
Receive a floating rate based on 3-month ZAR-JIBAR-SAFEX and pay a fixed rate equal to 6.720% Counterparty: Deutsche Bank AG	09/18/22	ZAR	4,600,000	(1,339)	—	(1,339)
				$(1,284,567)	$—	$(1,284,567)

ING Balanced Portfolio Written OTC Options on September 30, 2012:

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Currencies
4,300,000	Barclays Bank PLC	EUR Put vs. USD Call Currency Option	1.203	USD	01/04/13	$51,256	$(11,882)
			Total Written OTC Options			$51,256	$(11,882)

PORTFOLIO OF INVESTMENTS
ING Balanced Portfolio	as of September 30, 2012 (Unaudited) (continued)

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of September 30, 2012:

Derivatives Fair Value*
Credit contracts	$(86,459)
Equity contracts	(8,637)
Foreign exchange contracts	374,396
Interest rate contracts	(1,257,512)
Total	$(978,212)

* Forward foreign currency contracts and futures are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Portfolio. Swaps, purchased options and written options are reported at their market value at measurement date.

Item 2. Controls and Procedures.

(a)         Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Balanced Portfolio, Inc.
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	November 20, 2012
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	November 20, 2012